As filed with the Securities and Exchange Commission on September 1, 2021

File No. 333-258234

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	1	[X]

(Check appropriate box or boxes)

FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Exact Name of Registrant as Specified in Charter)

Registrant’s Area Code and Telephone Number: (650) 312-2000

ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA  94403-1906
(Name and Address of Agent for Service) (Number and Street) (City) (State) (Zip Code)

Copies to:
Bruce G. Leto, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Class A, Class A1, Class C, Class R6 and Advisor Class shares of beneficial interest, no par value, of Franklin Federal Tax-Free Income Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

FRANKLIN FLORIDA TAX-FREE INCOME FUND
FRANKLIN KENTUCKY TAX-FREE INCOME FUND
FRANKLIN TENNESSEE MUNICIPAL BOND FUND

IMPORTANT SHAREHOLDER INFORMATION
These materials are for a Joint Special Meeting of Shareholders of the Franklin Florida Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and the Franklin Tennessee Municipal Bond Fund (each a “Fund” and together, the “Funds”), which will be conducted exclusively online via live webcast and is scheduled for October 22, 2021, at 11:00 a.m., Pacific time.  These materials discuss a proposal to be voted on at the meeting and contain a Notice of Joint Special Meeting of Shareholders, a Joint Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”), and proxy card (s) .  A proxy card is, in essence, a ballot.  When you complete a proxy card, it tells us how you wish the individuals named on your proxy card to vote on important issues relating to a Fund .  If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal which is in accordance with the Boards of Trustees’ recommendation on page 11 of the Prospectus/Proxy Statement.
We urge you to review carefully the proposal in the Prospectus/Proxy Statement.  Then, fill out the enclosed proxy card (s) and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs related to additional solicitation or mailings may be avoided.
PLEASE COMPLETE, SIGN AND RETURN the proxy card (s) you receive.
We welcome your comments.  If you have any questions, call Fund Information at:
(800) DIAL BEN® or (800) 342-5236.
TELEPHONE AND ONLINE VOTING
For your convenience, you may be able to vote by telephone or if eligible, online 24 hours a day.  Please follow the instructions on the enclosed proxy card (s) to vote telephone or online .  If your account is eligible to vote online separate instructions are enclosed.

FRANKLIN FLORIDA TAX-FREE INCOME FUND
FRANKLIN KENTUCKY TAX-FREE INCOME FUND
FRANKLIN TENNESSEE MUNICIPAL BOND FUND
One Franklin Parkway
San Mateo, CA  94403-1906

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To be held on October 22, 2021
To the shareholders of the Franklin Florida Tax-Free Income Fund (the “Florida Tax-Free Fund”) , Franklin Kentucky Tax-Free Income Fund (the “Kentucky Tax-Free Fund”) and the Franklin Tennessee Municipal Bond Fund ( the “Tennessee Municipal Fund” and the Florida Tax-Free Fund, Kentucky Tax-Free Fund and Tennessee Municipal Fund are also referred to as a “Target Fund” and together, the “Target Funds”):
NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders (the “Meeting”) of the Florida Tax-Free Fund and Kentucky Tax-Free Fund, each a series of Franklin Tax-Free Trust (“FTFT”); and the Tennessee Municipal Fund, a series of Franklin Municipal Securities Trust (“FMST” and along with FTFT, the “Trusts”), which will be conducted exclusively online via live webcast  on October 22, 2021, at 11:00 a.m., Pacific time.  The Meeting is being called for the following purposes:
1.  Florida Tax-Free Fund: To approve an Agreement and Plan of Reorganization (the “Plan”) between the FTFT, on behalf of the Florida Tax-Free Fund, and the Franklin Federal Tax-Free Income Fund (the “Acquiring Fund”) that provides for:  (i) the acquisition of substantially all of the assets of the Florida Tax-Free Income Fund by the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund, (ii) the pro rata distribution of such shares to the shareholders of the Florida Tax-Free Income Fund , and (iii) the complete liquidation and dissolution of the Florida Tax-Free Income Fund .
2. Kentucky Tax-Free Fund: To approve an Agreement and Plan of Reorganization (the “Plan”) between FTFT, on behalf of the Kentucky Tax-Free Fund, and the Franklin Federal Tax-Free Income Fund (the “Acquiring Fund”) that provides for:  (i) the acquisition of substantially all of the assets of the Kentucky Tax-Free Fund by the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund, (ii) the pro rata distribution of such shares to the shareholders of the Kentucky Tax-Free Fund, and (iii) the complete liquidation and dissolution of the Kentucky Tax-Free Fund.
3.  Tennessee Municipal Fund: To approve an Agreement and Plan of Reorganization (the “Plan”) between FMST, on behalf of the Tennessee Municipal Fund, and the Franklin Federal Tax-Free Income Fund (the “Acquiring Fund”) that provides for:  (i) the acquisition of substantially all of the assets of the Tennessee Municipal Fund by the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund, (ii) the pro rata distribution of such shares to the shareholders of the Tennessee Municipal Fund, and (iii) the complete liquidation and dissolution of the Tennessee Municipal Fund.

4.  To transact such other business as may properly come before the Meeting.
A copy of the Plan, which more completely sets forth the terms of the proposed reorganization of the Target Funds with and into the Acquiring Fund, is attached as Exhibit A to the Joint Prospectus/Proxy Statement.
Shareholders of record as of the close of business on August 12, 2021 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

By Order of the Boards of Trustees of the Trusts,

Steven J. Gray
Vice President and Co-Secretary

September 1 , 2021

You are invited to attend the Meeting, which will be conducted exclusively online via live webcast, but if you cannot do so, the Boards of Trustees, on behalf of the Target Funds, urge you to complete, date, sign, and return the enclosed proxy card (s) in the enclosed postage-paid return envelope.  It is important that you return your signed proxy card (s) promptly so that a quorum may be ensured at the Meeting.  You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to a Target Fund at any time before the proxy is exercised, or by voting in person at the Meeting.  You may be able to vote by touch-tone telephone by calling the telephone number printed on your proxy card and following the recorded instructions.  In addition, if your account is eligible, you may be able to vote online by visiting the website printed on your proxy card and following the online instructions.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 22, 2021
The Notice of Joint Special Meeting of Shareholders, proxy statement is available online at https://vote.proxyonline.com/Franklin/docs/FundMergers2021.pdf

If you have any questions, would like to vote your shares, or wish to obtain instructions on how to attend the Meeting and vote in person, please call AST Fund Solutions, LLC, our proxy solicitor, toll free at (866) 796-7179.

Joint Prospectus/Proxy Statement
(the “Prospectus/Proxy Statement”)

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.
i

	Who will pay the expenses of the Transaction?	29
	What should I know about the Acquiring Fund Shares?	29
	What are the capitalizations of the Funds and what might the Acquiring Fund’s capitalization be after the Transaction?	29

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS		32
	How do the investment goals, strategies, policies and risks of the Funds compare?	32
	What are the principal investment risks associated with investments in the Funds?	34

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION		37

INFORMATION ABOUT THE FUNDS		41

FURTHER INFORMATION ABOUT THE FUNDS		41

VOTING INFORMATION		43
	How many votes are necessary to approve the Plan?	43
	How do I ensure my vote is accurately recorded?	44
	May I revoke my proxy?	44
	What other matters will be voted upon at the Meeting?	44
	Who is entitled to vote?	45
	How will proxies be solicited?	45
	May I attend the Meeting?	46
	How do I sign a proxy card?	47
	Are there dissenters’ rights?	47

PRINCIPAL HOLDERS OF SHARES		47

SHAREHOLDER PROPOSALS		48

ADJOURNMENT		48

GLOSSARY		50

EXHIBITS TO PROSPECTUS/PROXY STATEMENT		52
A.	Agreement and Plan of Reorganization	A-1
B.	Financial Highlights	B-1
C.	Principal Holders Of Securities	C-1
ii

JOINT PROSPECTUS/PROXY STATEMENT
Dated September 1 , 2021

Acquisition of Substantially All of the Assets of
FRANKLIN FLORIDA TAX-FREE INCOME FUND,
FRANKLIN KENTUCKY TAX-FREE INCOME FUND
(each a series of Franklin Tax-Free Trust) and
FRANKLIN TENNESSEE MUNICIPAL BOND FUND
(a series of Franklin Municipal Securities Trust)

By and in Exchange for Shares of

FRANKLIN FEDERAL TAX-FREE INCOME FUND

This Joint Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”) solicits proxies to be voted at a Joint Special Meeting of Shareholders, which will be conducted exclusively online via live webcast on October 22, 2021 (the “Meeting”), of the Franklin Florida Tax-Free Income Fund (the “Florida Tax-Free Fund”), a series of Franklin Tax-Free Trust (“FTFT”), Franklin Kentucky Tax-Free Income Fund (the “Kentucky Tax-Free Fund”), a series of FTFT and Franklin Tennessee Municipal Bond Fund (the “Tennessee Municipal Fund”), a series of Franklin Municipal Securities Trust (“FMST”).  Florida Tax-Free Fund, Kentucky Tax-Free Fund and Tennessee Municipal Fund are also referred to as, a “Target Fund” and together, the “Target Funds” and FTFT and FMST are referred to as a “Trust” and together the “Trusts”.
At the Meeting, shareholders of the Target Funds will be asked to approve or disapprove an Agreement and Plan of Reorganization (the “Plan”).  If a Target Fund’s shareholders vote to approve the Plan, substantially all of the assets of the Target Fund will be acquired by the Franklin Federal Tax-Free Income Fund (the “Federal Tax-Free Fund” or the “Acquiring Fund”) in exchange solely for the corresponding Class A, Class A1, Class C, Class R6 and Advisor Class shares of the Acquiring Fund.
The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Meeting will be conducted exclusively online via live webcast  on October 22, 2021, at 11:00 a.m., Pacific time.  You can contact the host of the Meeting webcast by calling (866) 796-7179.  The Boards of Trustees of FTFT and FMST (each a “Board” and together the “Boards”), on behalf of its respective Target Fund(s), are soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about September 10, 2021.
If a Target Fund’s shareholders vote to approve the Plan, those shareholders will receive corresponding Class A, Class A1, Class C, Class R6 and Advisor Class shares of the Acquiring Fund of equivalent aggregate net asset value (“NAV”) to your investment in the corresponding class of shares of the Target Fund(s).  The Target Funds will then be liquidated and dissolved.

The Target Funds and the Acquiring Fund (each, a “Fund” and, collectively, the “Funds”) have similar investment goals, principal investment strategies and principal investment risks, although there are some differences which are discussed in more detail below.  Each Fund’s fundamental investment goal is similar, except for state specific tax policies:
	Acquiring Fund	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund
Fundamental Investment Goal	To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.
The Fund also tries to provide a maximum level of income exempt from personal incomes taxes, if any, for resident shareholders of Florida.

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.
The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Kentucky.

To maximize income exempt from federal income taxes and from the personal income taxes for resident shareholders of Tennessee to the extent consistent with prudent investing and the preservation of shareholders’ capital.

This Prospectus/Proxy Statement includes information about the Plan and the Acquiring Fund that you should know before voting on the Plan, which if approved, would result in your investing in the Acquiring Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the Target Funds, the Acquiring Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:
•
The Prospectus of the Florida Tax-Free Fund - Class A, Class A1, Class C, Class R6 and Advisor Class shares and Kentucky Tax-Free Fund - Class A, Class A1, Class R6 and Advisor Class shares dated July 1, 2021, as supplemented, (the “Florida/Kentucky Fund Prospectus”), which is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

•
The Prospectus of the Tennessee Municipal Fund - Class A, Class A1, Class R6 and Advisor Class shares dated October 1, 2020, as supplemented, (the “Tennessee Fund Prospectus”), which is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

•
The Prospectus of the Acquiring Fund - Class A, Class A1, Class C, Class R6 and Advisor Class shares dated September 1, 2021 , as supplemented, (the “Acquiring Fund Prospectus”), which is enclosed with, incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

•
A Statement of Additional Information (“SAI”) dated September 1 , 2021, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated by reference into and considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, a Target Fund’s Prospectus or the Acquiring Fund’s Prospectus without charge by calling (800) DIAL-BEN ((800) 342-5236) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

SUMMARY
This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the Acquiring Fund Prospectus (enclosed).
What am I being asked to vote upon?
Shareholders of the Target Funds are being asked to approve the Plan between FTFT, on behalf of the Florida Tax-Free Fund and Kentucky Tax-Free Fund, FMST, on behalf of the Tennessee Municipal Fund, and the Acquiring Fund, that provides for:  (1) the acquisition of substantially all of the assets of each Target Fund by the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund, (2) the distribution of such shares to the shareholders of the Target Funds, and (3) the complete liquidation and dissolution of each Target Fund.
What will happen if shareholders approve the Plan?
If a Target Fund’s shareholders vote to approve the Plan and all other closing conditions of the Reorganization under the Plan are satisfied or waived , then shareholders of the Target Fund will become shareholders of the Acquiring Fund on November 19, 2021, and will no longer be shareholders of the Target Fund.  Shareholders of the Target Fund will receive corresponding Class A, Class A1, Class C, Class R6 and Advisor Class shares of the Acquiring Fund (“Acquiring Fund Shares”) with an aggregate NAV equivalent to their investment in the corresponding class of shares of the Target Fund as noted in the chart below.
Target Funds	Acquiring Fund
Class A	Class A
Class A1	Class A1
Class C (Florida Tax-Free Fund only)	Class C
Class R6	Class R6
Advisor Class	Advisor Class

In particular, the Plan provides that (1) substantially all of the assets of a Target Fund will be acquired by the Acquiring Fund in exchange for Acquiring Fund Shares; and (2) the Acquiring Fund Shares received by a Target Fund in the exchange will then be distributed to shareholders of the corresponding class of shares of the Target Fund.  Because the Funds have different NAVs per share, the number of Acquiring Fund Shares that you receive will likely be different than the number of shares of a Target Fund that you own, but the total value of your investment will be the same immediately before and after the exchange.  After the Acquiring Fund Shares are distributed to the Target Funds’ shareholders, the Target Funds will be completely liquidated and dissolved.  (The proposed transaction is referred to in this Prospectus/Proxy Statement as the “Transaction.”)
For more information concerning the similarities regarding share purchase, redemption and exchange procedures of the Funds, please see “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “What are the redemption procedures and exchange privileges of the Funds?”

How will the Transaction affect me?
If the Transaction is completed, you will cease to be a shareholder of the Target Fund(s) and will become a shareholder of the Acquiring Fund.  Summarized below are some of the considerations for deciding whether to vote “FOR” the Plan:
Investment Goal, Strategies, Policies and Risks.
The main difference between the portfolio strategies of each Target Fund and the Acquiring Fund is that each Target Fund, consistent with its respective name, invests at least 80% of its net assets in securities that are exempt from the income taxes, if any, of their respective states, Florida, Kentucky and Tennessee.  The Acquiring Fund does not have such state-specific policies.  However, for Florida and Tennessee investors, there is no longer a state income tax benefit for investments in municipal bonds of Florida and Tennessee governmental authorities, respectively.  If the Reorganization is approved and consummated, former Kentucky Tax-Free Income Fund shareholders will no longer own an investment that invests at least 80% of its net assets in securities that are exempt from Kentucky income taxes.  While the Acquiring Fund may invest in some securities that are exempt from Kentucky income taxes, the Acquiring Fund will not do so to the same degree as the Kentucky Tax- Free Fund.  As a result, the Kentucky state income tax benefits that existed from investing in the Kentucky Tax-Free Fund will be greatly reduced or eliminated.
Each Target Funds’ fundamental investment goal is similar to the fundamental investment goal of the Acquiring Fund, except for the inclusion of state-specific policies, as shown below.
	Acquiring Fund	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund
Similar 80% Investment Policies
Under normal market conditions invests at least 80% of its total assets in investment grade municipal securities* whose interest is free from federal income taxes, including the federal alternative minimum tax.
		Under normal market conditions invests at least 80% of its total assets in securities* whose interest is free from federal income taxes, including the federal alternative minimum tax.	Under normal market conditions invests at least 80% of its total assets in securities* whose interest is free from federal income taxes, including the federal alternative minimum tax.
Under normal market conditions invests at least 80% of its total assets in investment grade municipal securities* whose interest is free from regular federal income taxes and from Tennessee personal income taxes.

Different State Specific Investment Policies	Not Applicable	Under normal market conditions, the Fund invests at least 80% of its	Under normal market conditions, the Fund invests at	Under normal market conditions invests at least 80% of its total assets in

total assets in securities that pay interest free from the personal income taxes, if any, of Florida.	least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Kentucky.	investment grade municipal securities whose interest is free from regular federal income taxes and from Tennessee personal income taxes.
*Although the Acquiring Fund and Tennessee Municipal Fund require that the securities subject to the 80% limitation be investment grade municipal securities, all of the Funds purchase only municipal securities rated investment grade at the time of purchase (or unrated or short-term rated securities of comparable credit quality).

Although each Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of each Fund’s assets may be in securities that pay interest that may be subject to the federal alternative minimum tax (100%, with respect to the Franklin Tennessee Municipal Fund) and, although not anticipated, in securities that pay taxable interest at the federal and/or state level, as applicable.  The Funds may also invest in municipal securities issued by U.S. territories, although the Target Funds may only invest up to 35% of their respective total assets in such securities. The Funds may invest in insured municipal securities, municipal lease obligations, variable and floating rate securities, and zero coupon and deferred interest securities.
The Funds’ investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.
Because the investment policies of the Funds are so similar, the Funds have in common the same principal investment risks of interest rate, market, credit, focus, tax-exempt securities, income, prepayment,  liquidity, and management.  The Tennessee Municipal Fund and the Acquiring Fund disclose as a principal risk that they are subject to bond insurers risk, but the Florida Tax-Free Fund and Kentucky Tax-Free Fund do not disclose this risk as a principal risk.  The main difference in principal risks is that the Florida Tax-Free Fund, Kentucky Tax-Free Fund and Tennessee Municipal Fund are more susceptible to risks that accompany investing in Florida, Kentucky and Tennessee issuers.  The Acquiring Fund, because it does not focus on investment in any one specific state, does not have these comparable investment risks.
For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, policies and strategies of the Funds?” and “How do the principal investment risks of the Funds compare?” and “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the investment goals, strategies, policies and risks of the Funds compare?” and “What are the principal investment risks associated with investments in the Funds?”

Similar Expenses.  The Transaction is not expected to have a material impact on the expense ratio of the Acquiring Fund, but former shareholders of the Target Funds are expected to experience lower annual fund operating expenses.
ANNUAL FUND OPERATING EXPENSES1
Share Class	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund	Acquiring Fund
Class A	0.84%	0.97%	0.95%	0.78%
Class A1	0.69%	0.82%	0.80%	0.63%
Class C	1.23%	N/A	N/A	1.18%
Class R6[2]	0.57%	0.71%	0.69%	0.49%
Advisor Class	0.59%	0.72%	0.70%	0.53%
[1]
Expense ratios reflect annual fund operating expenses for February 28, 2021 for the Florida Tax-Free Fund and Kentucky Tax-Free Fund, May 31, 2021 for the Tennessee Municipal Fund and April 30, 2021 for the Acquiring Fund, the most recent fiscal year of the Fund.

[2]
The Operating Expenses after waiver for Class R6 shares of the Florida Tax-Free Fund, Kentucky Tax-Free Fund, Tennessee Municipal Fund, and the Acquiring Fund, were 0.56%, 0.69%, 0.67% and 0.49%, respectively.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?” and “What are the fees and expenses of each Fund and what might they be after the Transaction?”
In evaluating the Transaction, shareholders may also wish to consider the following:
Past Performance.  The Acquiring Fund, on an average annual total return basis, has outperformed each of the Target Funds for the one-year, five-year, ten-year and since inception periods as of May 31, 2021. The Acquiring Fund will be the accounting and performance survivor of the Reorganization.  The average annual total return figures for Class A shares at NAV for each Target Fund and for the Acquiring Fund, as of May 31, 2021, are shown below.

Average Annual Total Return (at NAV) (as of 5/31/21)	Florida Tax-Free Fund Class A (without sales load)	Kentucky Tax-Free Fund Class A (without sales load)	Tennessee Municipal Fund Class A (without sales load)	Acquiring Fund Class A (without sales load)
1 Year	5.01%	4.26%	4.39%	6.30%
3 Year	4.05%	3.81%	3.93%	4.82%
5 Year	2.59%	2.66%	2.47%	3.17%
10 Year	3.35%	3.54%	3.31%	4.27%
Since Inception	5.34% (9/1/87)	4.80% (10/12/91)	4.62% (5/10/94)	6.20% (10/7/83)

Yield (as of 5/31/21)
30-Day Standardized Yield	0.89%	0.78%	0.99%	1.10%
Tax Equivalent Yield	1.50%	1.44%	1.67%	1.86%

More detailed performance information is included below under the section titled, “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS - How do the performance records of the Funds compare?” in this Prospectus/Proxy Statement. Performance information for periods ended December 31, 2020 (December 31, 2019 with regard to the Tennessee Municipal Fund), with and without sales charges, is incorporated by reference to the Florida/Kentucky Fund Prospectuses, Tennessee Fund Prospectus and Acquiring Fund Prospectus under the section “Fund Summary – Information about the Fund you should know before investing – Performance.”  Because all share classes of a particular Fund are invested in the same portfolio of securities, performance for other share classes differs only to the extent that the classes do not have the same expenses.
Portfolio Management and Management Fee Structure.  While Franklin Advisers, Inc. (“FAV,” the “Investment Manager” or “Management”) serves as investment manager to each Fund, the Funds have different portfolio management personnel.  The current members of the Acquiring Fund portfolio management team are expected to continue to manage the Acquiring Fund after the Transaction.  Each Fund is currently subject to the same asset-based management fee structure.  While each Funds’ investment management agreement has identical breakpoints, the investment management fee ratio currently paid by the Acquiring Fund is lower than fee paid by the Target Funds. For more information, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS – Who Manages the Funds – Fund Management Team and What are the Funds’ investment management fees?”
Costs of the Transaction.  The estimated cost of the Transaction is $390,981, which is proposed to be allocated along the percentages of approximately 7% ($27,989), approximately 8% ($30,501), approximately 10% ($39,255) and approximately 25% ($97,745) to Kentucky Tax-Free Fund, Tennessee Municipal Fund, Florida Tax-Free Fund, and Federal Tax-Free Fund respectively, and 50% to FAV (as the manager of the Funds).  Management’s recommendation on the allocation of the cost of the Transaction is based on the belief that incurring a portion of the cost by the Funds is justifiable because the Transaction will be beneficial to the Funds and their shareholders.  For a more detailed discussion of the considerations of the Boards, see the section below titled “REASONS FOR THE TRANSACTION.”
What are the federal income tax consequences of the Transaction?
The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing of the Transaction, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.
Being a tax-free reorganization means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” the shareholders of the Target Fund will recognize no income, gain or loss for federal income tax purposes upon the exchange of all of their shares in the Target Fund for shares in the Acquiring Fund.  Shareholders should consult their tax advisers about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to the federal income tax consequences of the Transaction.  For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”
How do the distribution and purchase procedures of the Funds compare?
Shares of the Target Fund and the Acquiring Fund are sold on a continuous basis by Franklin Templeton Distributors, LLC (“Distributors”).  Distribution and purchase procedures are the same for each Fund.
Effective at the close of market (1:00 p.m. Pacific time or close of the New York Stock Exchange, whichever is earlier) on or about August 30, 2021, each Target Fund will be closed to all new investors except as noted below.  Existing investors who had an open and funded account on August 30, 2021 can continue to invest in their Target Fund(s) through exchanges and additional purchases after such date.  The following categories of investors may continue to open new accounts in a Target Fund after the close of market on August 30, 2021: (1) clients of discretionary investment allocation programs where such programs had investments in the Target Fund prior to the close of market on August 30, 2021; and (2) Employer Sponsored Retirement Plans or benefit plans and their participants where the Target Fund was available to participants prior to the close of market on August 30, 2021.  The Target Funds will not accept any additional purchases or exchanges after the close of market on or about November 17, 2021.  Each Target Fund reserves the right to change this policy at any time.
For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”
How do the redemption procedures and exchange privileges of the Funds compare?
The Funds have the same redemption procedures and exchange privileges.
For a more complete discussion, see the section below titled “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”
What is the anticipated timing of the Transaction?
The Meeting, which will be conducted exclusively online via live webcast, is scheduled to occur on October 22, 2021.  If the necessary approval is obtained and all other closing conditions of the Reorganization under the Plan are satisfied or waived , the Transaction is currently expected to be completed on November 19, 2021.

What happens if the Transaction is not approved?
If the Transaction is not approved by a Target Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the Target Fund, and the Target Fund will continue to operate.  The Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the Target Fund.  The approval of the Transaction with respect to a Target Fund is not conditioned on the approval of the Transaction by any other Target Fund.
How will shareholder voting be handled?
Shareholders who own shares of the Target Fund at the close of business on August 12, 2021, will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of the Transaction by a Target Fund requires the affirmative vote of the lesser of:  (i) a majority of the outstanding shares of the Target Fund or (ii) 67% or more of the outstanding shares of the Target Fund present in person or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Target Fund are present or represented by proxy (“1940 Act Majority Vote”).  AST Fund Solutions, LLC is a company that has been retained by the Target Funds to assist in the solicitation of proxies, and collect and tabulate shareholder votes and is not affiliated with the Funds or with Franklin Templeton.
Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may cast your vote by completing, signing, and mailing the enclosed proxy card (s) , by calling the number on the enclosed proxy card (s) , or, online by following the on-line instructions if your account is eligible.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes on your behalf at the Meeting.  You may also attend the Meeting and cast your vote in person at the Meeting, which is being conducted exclusively online via live webcast.
You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  For more details about shareholder voting, see the “VOTING INFORMATION” section of this Prospectus/Proxy Statement.
What is the Boards’ recommendation regarding the proposal?
The Boards unanimously recommend that you vote FOR the Transaction.  At a meeting held on July 13-14, 2021, the Boards, on behalf of its Target Fund(s), considered the proposal to reorganize the Target Funds with and into the Acquiring Fund, unanimously approved the Plan, and voted to recommend that shareholders of the Target Funds vote to approve the Plan.  For the reasons set forth in the “REASONS FOR THE TRANSACTION” section of this Prospectus/Proxy Statement, the Boards, including the Independent Trustees, have determined that participation in the Transaction is in the best interests of each Target Fund.  The Boards also concluded that no dilution in value would result to the shareholders of the Target Funds as a result of the Transaction.

THE BOARDS, ON BEHALF OF THE TARGET FUNDS, UNANIMOUSLY RECOMMEND THAT YOU VOTE TO APPROVE THE PLAN.
COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS
Are there any significant differences between the investment goals, policies and strategies of the Funds?
The main difference between the portfolio strategies of each Target Fund and the Acquiring Fund is that each Target Fund, consistent with its respective name, invests at least 80% of its net assets in securities that are exempt from the income taxes, if any, of their respective states, Florida, Kentucky and Tennessee.  The Acquiring Fund does not have such state-specific policies.  However, for Florida and Tennessee investors, there is no longer a state income tax benefit for investments in municipal bonds of Florida and Tennessee governmental authorities, respectively.  If the Reorganization is approved and consummated, former Kentucky Tax-Free Income Fund shareholders will no longer own an investment that invests at least 80% of its net assets in securities that are exempt from Kentucky income taxes.  While the Acquiring Fund may invest in some securities that are exempt from Kentucky income taxes, the Acquiring Fund will not do so to the same degree as the Kentucky Tax- Free Fund.  As a result, the Kentucky state income tax benefits that existed from investing in the Kentucky Tax-Free Fund will be greatly reduced or eliminated.
Fundamental Investment Goals and Policies
	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund	Federal Tax-Free Fund
Similar Fundamental Investment Goal except State Specific Tax Policy
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.
The Fund also tries to provide a maximum

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.
The Fund also tries to provide a maximum level of income exempt from personal

To maximize income exempt from federal income taxes and from the personal income taxes for resident shareholders of Tennessee to the extent consistent with prudent investing and the preservation of shareholders’ capital.
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.

Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund	Federal Tax-Free Fund
level of income exempt from personal income taxes, if any, for resident shareholders of Florida.	income taxes, if any, for resident shareholders of Kentucky.

Principal Investment Strategies
	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund	Federal Tax-Free Fund
Similar Fundamental 80% Investment Policies	Under normal market conditions, invests at least 80% of its total assets in municipal securities* whose interest is free from federal income taxes, including the federal alternative minimum tax.	Under normal market conditions, invests at least 80% of its total assets in municipal securities* whose interest is free from federal income taxes, including the federal alternative minimum tax.
Under normal market conditions, invests at least 80% of its net assets in investment grade municipal securities* whose interest is free from regular federal income taxes and from Tennessee personal income taxes.

Under normal market conditions, invests at least 80% of its total assets in investment grade municipal securities* whose interest is free from federal income taxes, including the federal alternative minimum tax.

Different Fundamental 80% State Specific Investment Policies	Under normal market conditions, invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Florida .	Under normal market conditions, invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Kentucky .	Under normal market conditions, invests at least 80% of its net assets in investment grade municipal securities whose interest is free from Tennessee personal income taxes .	Not Applicable.

	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund	Federal Tax-Free Fund
Different 20% Investment Policies and Policies Regarding Securities Subject to the Federal Alternative Minimum Tax
Up to 20% of the Fund’s total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes .

Up to 20% of the Fund’s total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay interest subject to other federal or state income taxes .

Up to 20% of its net assets may be invested in securities that pay interest subject to federal or state income taxes.
Up to 100% of its assets in securities that pay interest subject to the federal alternative minimum tax.

Up to 20% of the Fund’s total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

*Although the Federal Tax-Free Fund and Tennessee Municipal Fund require that the securities subject to the 80% limitation be investment grade municipal securities, all of the Funds purchase only municipal securities rated investment grade at the time of purchase (or unrated or short-term rated securities of comparable credit quality).

For more information about the investment goals, strategies and policies of the Funds please see the section entitled “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS” in this Prospectus/Proxy Statement.
How do the principal investment risks of the Funds compare?
Investments in each Fund involves risks common to most mutual funds.  You could lose money by investing in any Fund.  The Funds invest primarily in municipal fixed income securities that pay interest free from federal income taxes.  Because the investment policies of the Funds are so similar, the Funds have in common the same principal investment risks of interest rate, market, credit, focus, tax-exempt securities, income, prepayment,  liquidity, and management.  The Tennessee Municipal Fund and the Acquiring Fund disclose as a principal risk that they are subject to bond insurers risk, but the Florida Tax-Free Fund and Kentucky Tax-Free Fund do not disclose this risk as a principal risk.  The main difference in principal risks is that the Florida Tax-Free Fund, Kentucky Tax-Free Fund and Tennessee Municipal Fund are more susceptible to risks that accompany investing in Florida, Kentucky and Tennessee issuers.  The Acquiring Fund, because it does not focus on investment in any one specific state, does not have these comparable investment risks.

For more information about the principal risks of the Funds, please see the section “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – What are the principal investment risks associated with investments in the Funds?”
What are the distribution and purchase procedures of the Funds?
Shares of each Fund are sold on a continuous basis by Distributors.  Class A and Class A1 shares of each Fund are generally sold at NAV per share plus a sales charge.  The maximum front-end sales charge imposed on purchases of Class A and Class A1 shares for each Fund is 3.75% with reduced charges for purchases of $100,000 or more and no front-end sales charge for purchases of $250,000 or more.  There is a 1.00% contingent deferred sales charge (“CDSC”) for purchases of $250,000 or more if the Class A or Class A1 shares are sold within 18 months of purchase.  Class C shares, as applicable, are subject to a 1.00% CDSC on shares sold within 12 months.  Class R6 and Advisor Class shares of each Fund are not subject to a sales charge.
Holders of Class A and Class A1 shares of the Target Fund will not be assessed a sales charge on their receipt of the Acquiring Fund Class A and Class A1 shares in connection with the Transaction.  No CDSC will be charged to Target Fund shareholders in connection with the exchange of their shares pursuant to the terms of the Transaction.  Additional information and specific instructions explaining how to buy shares of each Fund are outlined in each Fund’s Prospectus under the heading “Your Account.”
What are the redemption procedures and exchange privileges of the Funds?
Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances.  Each Fund’s shares may be redeemed at any time at the NAV next calculated after a shareholder’s request is received in proper form.  Each Fund has the same exchange privileges in that you can exchange shares between most Franklin Templeton Funds within the same class, generally without paying any additional sales charges.  Shares of each Fund may be redeemed at their respective NAV per share subject to any applicable CDSC.  However, for purchases of $250,000 or more, redemptions of Class A and Class A1 shares of a Fund that were purchased without an initial sales charge generally are subject to a 1.00% CDSC if redeemed within 18 months of their purchase.  Class C shares generally are subject to a 1.00% CDSC if redeemed within 12 months of their purchase.  Class R6 and Advisor Class shares of each Fund are not subject to a CDSC.  Additional information and specific instructions explaining how to redeem, and exchange shares of each Fund are outlined in each Fund’s Prospectus under the heading “Your Account.”  Each Fund’s Prospectus also lists, under the heading “Questions,” phone numbers for you to call if you have any questions about your account.
Who manages the Funds?
A board of trustees provides general oversight of the business and affairs of each Fund but is not involved in day-to-day management or securities selection.  The Florida Tax-Free Fund and Kentucky Tax-Free Fund, each operate as a diversified series of FTFT, Tennessee Municipal

Fund, operating as a diversified series of FMST, and the Acquiring Fund are each an open-end management investment company commonly called a mutual fund.
Investment Manager.  FAV, One Franklin Parkway, San Mateo, CA 94403-1906, serves as Investment Manager for each Fund.  FAV is a wholly owned subsidiary of Franklin Resources, Inc. (“FRI”).  FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, CA 94403-1906.  FAV and its affiliates have over $1.54 trillion in assets under management as of June 30, 2021.  Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.
Fund Management Team.  Each Fund is managed by a team of dedicated professionals focused on investments in tax-free securities.  The portfolio managers have responsibility for the day-to-day management of the Funds and operate as a team to develop ideas and implement investment strategy for each of the Funds.
Portfolio Managers
Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund	Acquiring Fund
John Wiley	John Wiley	John Wiley	Ben Barber, CFA
Christopher Sperry, CFA	Christopher Sperry, CFA	Christopher Sperry, CFA	Daniel Workman, CFA
John Bonelli	John Bonelli	John Bonelli	Francisco Rivera
Michael Conn	Michael Conn	Michael Conn	James Conn, CFA

The current members of the Acquiring Fund portfolio management team are expected to continue to manage the Acquiring Fund after the Transaction.  The SAI for the Florida Tax-Free Fund and Kentucky Tax-Free Fund, dated July 1, 2021 (the “Tax-Free SAI”), the SAI for the Tennessee Municipal Fund, dated October 1, 2020 (the “Municipal SAI”) and the SAI for the Acquiring Fund dated September 1, 2021 (the “Acquiring Fund SAI”), provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the Tax-Free SAI, Municipal SAI and the Acquiring Fund SAI, please see the section entitled “INFORMATION ABOUT THE FUNDS.”
What are the Funds’ investment management fees?
Currently, the investment management fee rate currently paid by the Acquiring Fund is slightly lower than the Target Fund due to the Acquiring Fund’s greater asset size.

	Florida Tax-Free Fund	Kentucky Tax-Free fund	Tennessee Municipal Fund	Acquiring Fund
Current management fee rate	0.50%	0.59%	0.56%	0.45%
	Florida Tax-Free Fund	Kentucky Tax-Free fund	Tennessee Municipal Fund	Acquiring Fund
Management fees paid to FAV	$2,681,870 (fiscal year ended February 28, 2021)	$842,756 (fiscal year ended February 28, 2021)	$1,115,796 (fiscal year ended May 31, 2021)	$49,439,159 (fiscal year ended April 30, 2021)

As shown in the table below, the investment management fee rate, including breakpoints are the same in each Fund’s investment management agreement with FAV and are as follows:
•	0.625% of the value of net assets up to and including $100 million;
•	0.500% of the value of net assets over $100 million up to and including $250 million;
•	0.450% of the value of net assets over $250 million up to and including $7.5 billion;
•	0.440% of the value of net assets over $7.5 billion up to and including $10 billion;
•	0.430% of the value of net assets over $10 billion up to and including $12.5 billion;
•	0.420% of the value of net assets over $12.5 billion up to and including $15 billion;
•	0.400% of the value of net assets over $15 billion up to and including $17.5 billion;
•	0.380% of the value of net assets over $17.5 billion up to and including $20 billion; and
•	0.360% of the value of net assets in excess of $20 billion.
A discussion regarding the basis for the board approval of the investment management agreement for the applicable Fund is available in each Fund’s most recent Annual Report to Shareholders (for the fiscal year ended February 28, 2021, for the Florida Tax-Free Fund and Kentucky Tax-Free Fund, May 31, 2021, for the Tennessee Municipal Fund, and April 30, 2021, for the Acquiring Fund).
Each Fund has an investment management arrangement that includes both investment management and administrative services, and the agreements are substantially similar.  FAV has subcontracted with Franklin Templeton Services, LLC (“FT Services”) to provide administrative services and facilities to each Fund.  For such services, FAV pays FT Services an administrative fee out of its investment management fees from a Fund at an annual rate of:
•	0.150% of the Fund’s average daily net assets up to and including $200 million;
•	0.135% of average daily net assets over $200 million, up to and including $700 million;
•	0.100% of average daily net assets over $700 million, up to and including $1.2 billion; and
•	0.075% of average daily net assets over $1.2 billion.

	Florida Tax-Free Fund	Kentucky Tax-Free fund	Tennessee Municipal Fund	Acquiring Fund
Administration fees paid to FT Services	$760,182 (fiscal year ended February 28, 2021)	$215,542 (fiscal year ended February 28, 2021)	$297,200 (fiscal year ended May 31, 2021)	$8,846,848 (fiscal year ended April 30, 2021)

What are the fees and expenses of each Fund and what might they be after the Transaction?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  Expense ratios reflect annual fund operating expenses for the most recently completed fiscal year for each of the Target Funds and the Acquiring Fund (i.e., February 28, 2021 for the Florida Tax-Free Fund and Kentucky Tax-Free Fund, May 31, 2021 for the Tennessee Municipal Fund and April 30, 2021 for the Acquiring Fund).   The Transaction is not expected to have a material impact on the expense ratio of the Acquiring Fund, but former shareholders of the Target Funds are expected to experience lower annual fund operating expenses.   The pro forma total annual Fund operating expense ratios of the Acquiring Fund shown in the tables below assumes that (i) shareholders of the Target Fund approve the Plan; (ii) the Transaction had been completed as of the beginning of the Acquiring Fund’s last completed fiscal year; and (iii) the Acquiring Fund had one-year of combined operations. Because the approval of the Transaction of one Target Fund is not conditioned on the approval of the Transaction of any other Target Fund, other post-Transaction scenarios are possible. While these other scenarios are possible, they are not expected to result in pro forma total annual Fund operating expense ratios (both before and after fee waivers and/or expense reimbursements) being paid by shareholders of each class of the Acquiring Fund that are materially different than those shown in the tables below. The purpose of the tables is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a shareholder of the combined Acquiring Fund.
You will not pay any initial or deferred sales charge in connection with the Transaction.
TABLE OF SHAREHOLDER FEES
The following table shows shareholder fees paid directly from a new investment.  These fees are the same for each Fund. You will not pay these charges in connection with the Transaction.

Shareholder Fees (fees paid directly from your investment)	Class A	Class A1	Class C	Class R6	Advisor Class
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	3.75%	3.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)	None[1]	None[1]	1.00%	None	None
1  There is a 1.00% CDSC that applies to investments of $250,000 or more (see “Investments of $250,000 or More” under “Choosing a Share Class” in each Fund’s prospectus) and purchases by certain retirement plans without an initial sales charge sold within 18 months of purchase.

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A, CLASS A1, CLASS C, CLASS R6 AND ADVISOR CLASS SHARES OF THE FUNDS AND PROJECTED FEES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES[1]	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund	Acquiring Fund	Pro Forma Acquiring Fund
	Class A	Class A	Class A	Class A	Class A2

Management fees	0.50%	0.59%	0.56%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	0.25%	0.25%	0.25%	0.25%
Other expenses	0.09%	0.13%	0.14%	0.08%	0.07%
Total annual Fund operating expenses	0.84%	0.97%	0.95%	0.78%	0.77%
Fee waiver and/or expense reimbursement	None	None	None	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.84%	0.97%	0.95%	0.78%	0.77%

ANNUAL FUND OPERATING EXPENSES[1]	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund	Acquiring Fund	Pro Forma Acquiring Fund
	Class A1	Class A1	Class A1	Class A1	Class A1[2]

Management fees	0.50%	0.59%	0.56%	0.45%	0.45%
Distribution and service (12b-1) fees	0.10%	0.10%	0.10%	0.10%	0.10%
Other expenses	0.09%	0.13%	0.14%	0.08%	0.07%
Total annual Fund operating expenses	0.69%	0.82%	0.80%	0.63%	0.62%
Fee waiver and/or expense reimbursement	None	None	None	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.69%	0.82%	0.80%	0.63%	0.62%
ANNUAL FUND OPERATING EXPENSES[1]	Florida Tax-Free Fund	Acquiring Fund	Pro Forma Acquiring Fund
	Class C	Class C	Class C2

Management fees	0.50%	0.45%	0.45%
Distribution and service (12b-1) fees	0.65%	0.65%	0.65%
Other expenses	0.08%	0.08%	0.07%
Total annual Fund operating expenses	1.23%	1.18%	1.17%
Fee waiver and/or expense reimbursement	None	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.23%	1.18%	1.17%
ANNUAL FUND OPERATING EXPENSES[1]	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund	Acquiring Fund	Pro Forma Acquiring Fund
	Class R6	Class R6	Class R6	Class R6	Class R6[2]

Management fees	0.50%	0.59%	0.56%	0.45%	0.45%
Distribution and service (12b-1) fees	None	None	None	None	None
Other expenses	0.07%	0.12%	0.13%	0.04%	0.04%
Total annual Fund operating expenses	0.57%	0.71%	0.69%	0.49%	0.49%
Fee waiver and/or expense reimbursement	-0.01%[3]	-0.02%[3]	-0.02%[4]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.56%	0.69%	0.67%	0.49%	0.49%

ANNUAL FUND OPERATING EXPENSES[1]	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund	Acquiring Fund	Pro Forma Acquiring Fund
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Advisor Class[2]

Management fees	0.50%	0.59%	0.56%	0.45%	0.45%
Distribution and service (12b-1) fees	None	None	None	None	None
Other expenses	0.09%	0.13%	0.14%	0.08%	0.07%
Total annual Fund operating expenses	0.59%	0.72%	0.70%	0.53%	0.52%
Fee waiver and/or expense reimbursement	None	None	None	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.72%	0.70%	0.53%	0.52%
[1]
Expense ratios reflect annual fund operating expenses for February 28, 2021 for the Florida Tax-Free Fund and Kentucky Tax-Free Fund, May 31, 2021 for the Tennessee Municipal Fund and April 30, 2021 for the Acquiring Fund, the most recent fiscal year of the Fund.

[2]
Pro forma expenses are based on current and anticipated Acquiring Fund expenses as if: (1) the Transaction had been effective as of May 1, 2020; and (2) the Acquiring Fund had one year of combined operations.  The Acquiring Fund’s pro forma expenses include estimated costs of the Transaction of approximately $195,491 to be borne by the Target Funds.

[3]
The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until June 30, 2022. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

[4]
The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until September 30, 2022. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

Example
These examples are intended to help you compare the cost of investing in the Target Fund’s Class A, Class A1, Class C, Class R6 and Advisor Class shares with the cost of investing in the Acquiring Fund’s corresponding Class shares, both before and after the Transaction.  The example assumes:

•	You invest $10,000 in the corresponding Target Fund and in the Acquiring Fund for the periods shown;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain the same;
•	Any fee waiver and/or expense reimbursement, if applicable, is applied to the 1 Year numbers only; and
•	You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Florida Tax-Free Fund - Class A	$ 458	$ 634	$ 824	$ 1,373
Kentucky Tax-Free Fund – Class A	$ 470	$ 672	$ 891	$ 1,521
Tennessee Municipal Fund – Class A	$ 468	$ 666	$ 880	$ 1,496
Acquiring Fund - Class A	$ 452	$ 615	$ 792	$ 1,305
Pro Forma Acquiring Fund - Class A (assuming the Transaction is completed)	$ 451	$ 612	$ 787	$ 1,293
1.  Assumes a CDSC will not apply.

	1 Year	3 Years	5 Years	10 Years
Florida Tax-Free Fund - Class A1	$ 443	$ 588	$ 745	$ 1,201
Kentucky Tax-Free Fund – Class A1	$ 456	$ 627	$ 813	$ 1,350
Tennessee Municipal Fund – Class A1	$ 454	$ 621	$ 803	$ 1,329
Acquiring Fund - Class A1	$ 437	$ 569	$ 713	$ 1,132
Pro Forma Acquiring Fund - Class A1 (assuming the Transaction is completed)	$ 436	$ 566	$ 707	$ 1,120
1.  Assumes a CDSC will not apply.

	1 Year	3 Years	5 Years	10 Years
Florida Tax-Free Fund - Class C	$ 225	$ 390	$ 675	$ 1,487
Acquiring Fund - Class C	$ 220	$ 375	$ 649	$ 1,432
Pro Forma Acquiring Fund - Class C (assuming the Transaction is completed)	$ 219	$ 372	$ 644	$ 1,420

If you do not sell your shares:
Florida Tax-Free Fund - Class C	$ 125	$ 390	$ 675	$ 1,487
Acquiring Fund - Class C	$ 120	$ 375	$ 649	$ 1,432
Pro Forma Acquiring Fund - Class C (assuming the Transaction is completed)	$ 119	$ 372	$ 644	$ 1,420

	1 Year	3 Years	5 Years	10 Years
Florida Tax-Free Fund - Class R6	$ 57	$ 182	$ 317	$ 712
Kentucky Tax-Free Fund – Class R6	$ 70	$ 225	$ 393	$ 880
Tennessee Municipal Fund – Class R6	$ 68	$ 219	$ 382	$ 857
Acquiring Fund – Class R6	$ 50	$ 157	$ 274	$ 616
Pro Forma Acquiring Fund – Class R6 (assuming the Transaction is completed)	$ 50	$ 157	$ 274	$ 616

	1 Year	3 Years	5 Years	10 Years
Florida Tax-Free Fund - Advisor Class	$ 60	$ 189	$ 330	$ 739
Kentucky Tax-Free Fund – Advisor Class	$ 74	$ 231	$ 401	$ 896
Tennessee Municipal Fund – Advisor Class	$ 72	$ 225	$ 391	$ 871
Acquiring Fund – Advisor Class	$ 54	$ 170	$ 296	$ 665
Pro Forma Acquiring Fund – Advisor Class (assuming the Transaction is completed)	$ 53	$ 167	$ 291	$ 652

How do the performance records of the Funds compare?
The Target Funds, on an average annual total return basis, have each underperformed the Acquiring Fund for the one year, three year, five year, ten year and since inception periods as of May 31, 2021 .  The Acquiring Fund will the accounting and performance survivor of the Reorganization.   The average annual total return for Class A shares of the Funds, without any applicable sales charges, before taxes, as of May 31, 2021 are shown below. Because all share classes of a particular Fund are invested in the same portfolio of securities, performance for other share classes differs only to the extent that the classes do not have the same expenses.

Average Annual Total Return (at NAV) (as of 5/31/21)	Florida Tax-Free Fund Class A (without sales load)	Kentucky Tax-Free Fund Class A (without sales load)	Tennessee Municipal Fund Class A (without sales load)	Acquiring Fund Class A (without sales load)
1 Year	5.01%	4.26%	4.39%	6.30%
3 Year	4.05%	3.81%	3.93%	4.82%
5 Year	2.59%	2.66%	2.47%	3.17%
10 Year	3.35%	3.54%	3.31%	4.27%
Since Inception	5.34% (9/1/87)	4.80% (10/12/91)	4.62% (5/10/94)	6.20% (10/7/83)

Attached as Exhibit B below are the financial highlights tables of the Target Funds and the Acquiring Fund which include information on the (1) total returns for the Target Funds, for the past five fiscal years ended February 28, 2021 for the Florida Tax-Free Fund and Kentucky Tax-Free Fund, and May 31, 2021 for the Tennessee Municipal Fund, and the (2) Acquiring Fund’s total returns for the past five fiscal years ended April 30, 2021, respectively.

The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.
Where can I find more financial and performance information about the Funds?
Attached as Exhibit B below are the financial highlights tables of the Target Funds and the Acquiring Fund.  The Acquiring Fund Prospectus (enclosed), each Target Fund’s Prospectus, the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2021, and each Target Fund’s Annual Report for the fiscal year ended  February 28, 2021 for the Florida Tax-Free Fund and Kentucky Tax-Free Fund and May 31, 2021 for the Tennessee Municipal Fund, contain additional financial and performance information about the Funds.  Additional performance information as of the calendar year ended December 31, 2020, including after-tax return information, is contained in the Acquiring Fund Prospectus (enclosed) under the heading “Performance.”  These documents are available free of charge upon request (see the section “INFORMATION ABOUT THE FUNDS”).
What are other key features of the Funds?
Service Providers.  The Funds use the same service providers for the following services:
•	Custodian. The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of each Fund’s securities and other assets.
•
Shareholder Servicing and Transfer Agent.  Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313, an indirect wholly owned subsidiary of FRI, is each Fund’s shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

•
Administrator.  FT Services, One Franklin Parkway, San Mateo, CA 94403-1906, an indirect wholly owned subsidiary of FRI, has an agreement with FAV to provide certain administrative services and facilities for the Funds.  The administrative services include preparing and maintaining books, records and tax and financial reports and monitoring compliance with regulatory requirements.

•
Sub-Administrator.  JPMorgan Chase Bank, N.A. (JPMorgan) has an agreement with FT Services to provide certain sub-administrative services to each Fund. The administrative services JPMorgan provides include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.

•
Distributor.  Franklin Templeton Distributors, LLC (“Distributors”), One Franklin Parkway, San Mateo, CA 94403-1906, acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

•
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, 405 Howard Street, Suite 600, San Francisco, CA 94105, serves as each Fund’s independent registered public accounting firm.  The independent registered public accounting firm audits the financial statements included in the Funds’ Annual Report to Shareholders.

Distribution and Service (12b-1) Fees.  Class A, Class A1 and Class C shares of the Funds have a distribution or “Rule 12b-1” plan.  Under the Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class.  Under each plan, the Funds pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements. Together, these expenses, including the service fees, are "eligible expenses." The 12b-1 fees charged to each class are based only on the fees attributable to that particular class.
The Class A, A1 and C plans.  Each Fund may pay up to 0.25% per year of Class A’s average daily net assets. The Florida Tax-Free Fund, Kentucky Tax-Free Fund, and the Acquiring Fund may pay up to 0.10% per year of Class A1’s average daily net assets.  The Tennessee Municipal Fund may pay up to 0.15%  per year of Class A1’s average daily net assets (although each Fund’s Class A1 shares is currently only reimbursing up to 0.10%).
The Florida Tax-Free Fund and Acquiring Fund pay Distributors up to 0.65% per year of Class C's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). The Class C plan also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class C shares.
Class R6 and Advisor Class shares have no Rule 12b-1 plan.  For more information regarding the Acquiring Fund’s Rule 12b-1 plan, please see “The Underwriter—Distribution and Service (12b-1) Fees” in the Fund’s SAI.
Fiscal Years.  The fiscal year end is February 28, for the Florida Tax-Free Fund and Kentucky Tax-Free Fund, May 31, for the Tennessee Municipal Fund, and April 30, for the Acquiring Fund.

Dividends and Distributions.  Each Fund intends to declare income dividends from its net investment income each day that its net asset value is calculated and pay them monthly. Your account begins to receive dividends on the day after a Fund receives your investment and continues to receive dividends through the day it receives a request to sell your shares.  The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.  Capital gains, if any, may be paid at least annually.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.  Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.
Tax.  The tax implications of an investment in each Fund is generally the same.  For more information about the tax implications of investments in the Funds, see the Fund’s Prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE TRANSACTION
At a meeting of the Boards on July 13-14, 2021 (the “July Board Meeting”), FAV recommended to the Boards that they approve the Transaction of the Target Funds with and into the Acquiring Fund.  FAV recommended the Transaction because of the similar investment goals, principal investment strategies and principal risks of the Funds and the fact that the Transaction may benefit shareholders of the Target Funds by enabling them to be investors in a fund with a larger asset size,  more diversified portfolio and a greater number of holdings, lower annual fund operating expenses (on a pro forma combined basis), generally comparable credit quality and duration, and better performance for one, three, five and ten year periods ended May 31, 2021.
At the July Board Meeting, the Boards considered and approved the proposed Transaction.  The Independent Trustees were advised on this matter by independent counsel.
The Boards received from FAV written materials containing relevant information about the Acquiring Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data of the Target Funds and the Acquiring Fund.
The Boards reviewed detailed information about: (1) the investment goal, strategies and policies of the Funds; (2) the portfolio management and other service providers of the Funds; (3) the comparability of the investment goals, policies, restrictions and investments of the Funds; (4) the comparative short-term and long-term investment performance of the Funds; (5) the current expense ratios of each Fund and the anticipated post-Transaction expense ratio of the Acquiring Fund; (6) the relative asset size of each Fund, including the benefits to the Target Funds of joining with a larger fund; (7) how the costs of the Transaction will be shared, including FAV’s agreement to pay a portion of the expenses related to the Transaction; (8) the federal income tax consequences of the Transaction to each Fund’s shareholders; and (9) the general characteristics of the Funds.
The Boards considered the potential benefits, risks and costs of the Transaction to shareholders of the Target Funds.  In approving the Transaction, the Boards considered the following factors:
Larger Acquiring Fund.  As of March 31, 2021, the Acquiring Fund had a significantly larger asset base (approximately $11.2 billion) than the Florida Tax-Free Fund (approximately $533.2 million), Kentucky Tax-Free Fund ($142.5 million) and Tennessee Municipal Fund ($194.5 million).  Shareholders of the Funds potentially could benefit from the growth in assets realized by combining the Funds because it would allow costs to be spread over a larger asset base.
Acquiring Fund’s Lower Expenses.  The Acquiring Fund’s annual operating expense ratios (on an uncombined basis and a pro forma combined fund basis) for each applicable share class are lower than each Target Fund’s annual operating expense ratios for the corresponding share class.
Similar Investment Objectives and Strategies.  The Funds have similar investment strategies and are managed by the same investment manager.  As discussed below in “COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS,”

the Funds have similar fundamental investment goals (except for state specific policies), similar 80% investment policies, different state specific investment policies and similar principal investment risks.  However, the Boards considered that for Florida and Tennessee investors, there is no longer a state income tax benefit for Florida and Tennessee investors to invest in municipal bonds of Florida and Tennessee governmental authorities, respectively.  The Board also noted that if the Reorganization is approved and consummated, Kentucky investors will no longer own an investment that invests at least 80% of its net assets in securities that are exempt from Kentucky income taxes, and as a result, the Kentucky state income tax benefits that existed from investing in the Kentucky Tax-Free Fund will be greatly reduced or eliminated.

Performance.  The Acquiring Fund has outperformed each Target Fund over the one-year, three-year, five-year, ten-year and since inception periods ended May 31, 2021 (based on Class A shares without sales load).
Comparable Duration but Longer Maturity for Acquiring Fund.  As of May 31, 2021, the average weighted maturity and duration of the Funds were as follows:

	Acquiring Fund	Florida Tax-Free Fund	Kentucky Tax-Free Fund	Tennessee Municipal Fund
Average weighted maturity:[1]	19.90 Years	19.19 Years	15.17 Years	18.53 Years
Duration:[2]	6.82 Years	6.18 Years	6.32 Years	6.41 Years
1  Municipal securities are issued with a specific maturity date—the date when the issuer must repay the amount borrowed. Maturities typically range from less than one year (short term) to 30 years (long term). In general, securities with longer maturities are more sensitive to interest rate changes, although they may provide higher yields.
2  The longer a Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price.

Comparable Credit Quality.  As of May 31, 2021, all of the Funds have invested over 85% of their portfolio in investment grade securities.
Tax-Free Reorganization.  The Transaction is anticipated to be treated as a tax-free reorganization for federal income tax purposes.

Continuity in Service Providers. If the Transaction is completed, there will be continuity in service providers. The Investment Manager, distributor, administrator, transfer agent, custodian, auditors and legal counsel will remain unchanged.

Portfolio Overlap.  The Boards considered that if the Transaction is completed, the Acquiring Fund will continue to hold a significant majority of the portfolio holdings of the Target Funds.
Costs of the Transaction.  The Boards considered that the Plan provided that the expenses of the Transaction allocated along the percentages of approximately 7% to the Kentucky Tax-Free Fund, approximately 8% to the Tennessee Municipal Fund, approximately 10% to the Florida Tax-Free Fund, approximately 25% to the Federal Tax-Free Fund and 50% to FAV (as the manager of the Funds).  In considering the Transaction expenses to be borne by each Fund, the Boards also considered that the Transaction will offer shareholders of the Funds the opportunity to benefit from the growth in assets realized by combining the Funds because it would allow costs to be spread over a larger asset base.

Based upon their evaluation of the relevant information presented to them, including the information and considerations described above but without identifying any single factor as all-important or controlling, and in light of their fiduciary duties under federal and state law, the Board of FTFT, on behalf of the Florida Tax-Free Fund and Kentucky Tax-Free Fund, the Board of FMST, on behalf of the Tennessee Municipal Fund, and the Board of the Acquiring Fund, including all of the Independent Trustees, concluded that participating in the Transaction is in the best interests of the Florida Tax Free Fund and Kentucky Tax-Free Fund, Tennessee Municipal Fund and Acquiring Fund respectively, and that no dilution of value would result to the respective shareholders of the Florida Tax-Free Fund, Kentucky Tax-Free Fund, Tennessee Municipal Fund and Acquiring Fund from the Transaction.  Each Board unanimously approved the Plan on July 14, 2021, and the Board of FTFT, on behalf of the Florida Tax-Free Fund and Kentucky Tax-Free Fund and the Board of FMST, on behalf of the Tennessee Municipal Fund, unanimously recommended that shareholders of the Florida Tax-Free Fund, Kentucky Tax-Free Fund and Tennessee Municipal Fund vote to approve the Plan.
FOR THE REASONS DISCUSSED ABOVE, THE BOARDS, ON BEHALF OF THE RESPECTIVE TARGET FUNDS, UNANIMOUSLY RECOMMEND THAT YOU VOTE “FOR” THE PLAN
INFORMATION ABOUT THE TRANSACTION
This is only a summary of the Plan.  You should read the Plan, which is attached as Exhibit A, for more complete information about the Transaction.
How will the Transaction be carried out?
If the shareholders of the Target Fund approve the Plan, the Transaction will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of a particular Target Fund do not approve the Plan, the Transaction will not take place with respect to that Target Fund, and such Target Fund will continue to operate as it currently does, and the Board of the Target Fund will consider such other actions as it deems necessary or appropriate.  The approval of, and completion of, the Transaction, with respect to a particular Target Fund, is not conditioned on the approval, nor the completion, of the Transaction with respect to any other Target Fund.
If the shareholders of a Target Fund approve the Transaction, the officers of FTFT and FMST and the Acquiring Fund will determine a specific date, called the “closing date,” for the actual Transaction to take place.  The Target Funds will transfer substantially all of their assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Acquiring Fund on the closing date, which is scheduled to occur on November 19, 2021 (the “Closing Date”), but which may occur on an earlier or later date as the officers of the Trusts and the Acquiring Fund may mutually agree.  The Acquiring Fund will not assume any liabilities of a Target Fund, whether accrued or contingent, known or unknown, and the Trusts, on behalf of its Target Fund(s), will use reasonable best efforts to discharge all of the known liabilities of each Target Fund.  In exchange, the Acquiring Fund will issue the Acquiring Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Acquiring Fund by the Trusts, on behalf of the Target Fund(s).  The Trusts, on behalf of its Target Fund(s), will distribute to shareholders the Acquiring Fund Shares it receives.  Each shareholder of a Target Fund will receive the Acquiring Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund.  The share transfer books of the Target Funds will be permanently closed as of 1:00 p.m., Pacific time, on the Closing Date.  The Target Funds will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific time, on the Closing Date.  Requests received after that time will be considered requests to redeem the Acquiring Fund Shares.  Prior to the Closing Date, the Trusts, on behalf of its Target Fund(s), will pay or make provision for payment of all its remaining liabilities, if any.  At the closing, each shareholder of record of the Target Funds shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the Target Funds that such shareholder had on the distribution record date.  The Target Funds will then terminate their existence, liquidate, and dissolve.
The obligations under the Plan of the Funds are subject to various conditions, including, but not limited to:
•
the Acquiring Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date;

•	the shareholders of a Target Fund shall have approved the Transaction with respect to that Target Fund; and
•
FTFT, on behalf of the Florida Tax-Free Fund and Kentucky Tax-Free Fund, FMST on behalf of the Tennessee Municipal Fund and the Acquiring Fund, shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for Florida Tax-Free Fund, Kentucky Tax-Free Fund, Tennessee Municipal Fund, the Acquiring Fund or their shareholders .
The Trusts, on behalf of its Target Fund(s), and the Acquiring Fund may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of a Target Fund.
Following the Closing Date, any outstanding Target Fund share certificates shall be deemed cancelled.
Who will pay the expenses of the Transaction?
The estimated cost of the Transaction is $390,981, which is proposed to be allocated along the percentages of approximately 14% ($55,978) to the Kentucky Tax-Free Fund, approximately 16% ($61,003) to the Tennessee Municipal Fund to the Florida Tax-Free Fund and 50% to FAV (as the investment manager of the Funds).
What should I know about the Acquiring Fund Shares?
There are no differences in the legal characteristics of the Acquiring Fund Shares that will be distributed to the Target Fund shareholders with respect to such matters as voting rights, assessability, conversion rights, and transferability.
After the Transaction, shareholders of a Target Fund whose shares are represented by outstanding share certificates will not receive certificates for the Acquiring Fund Shares and all outstanding Target Fund share certificates will be cancelled.  Evidence of share ownership of the former shareholders of a Target Fund will be reflected electronically in the books and records of the Acquiring Fund.
What are the capitalizations of the Funds and what might the Acquiring Fund’s capitalization be after the Transaction?
The following table sets forth as of April 30, 2021, the capitalizations of the Target Funds and the Acquiring Fund.  The table also shows the projected capitalization of the Acquiring Fund as adjusted to give effect to the proposed Transaction and assumes that the Transaction is approved for each Target Fund.  The capitalization of the Acquiring Fund and its classes is likely to be different when the Transaction is actually consummated.

	Florida Tax-Free Fund (Unaudited)	Kentucky Tax-Free Fund (Unaudited)	Tennessee Municipal Fund (Unaudited)	Acquiring Fund	Pro Forma Adjustments to Capitalization[1] (Unaudited)	Acquiring Fund Pro Forma[2] (Unaudited)
Net assets (all classes)	$540,395,246	$143,498,376	$196,145,202	$11,357,743,351	$(195,491)	$12,237,586,685
Total shares outstanding (all classes)	50,493,690	12,909,913	17,571,388	922,760,600
Class A net assets	$82,990,126	$14,416,667	$11,759,380	$1,770,979,019	$(30,034)	$1,880,115,158
Class A shares outstanding	7,758,665	1,295,991	1,053,018	143,911,944		152,780,033
Class A NAV per share	$10.70	$11.12	$11.17	$12.31		$12.31
Class A1 net assets	$385,295,956	$113,317,076	$154,139,619	$6,919,288,740	$(120,958)	$7,571,920,432
Class A1 shares outstanding	36,054,702	10,196,088	13,810,248	562,236,637		615,262,847
Class A1 NAV per share	$10.69	$11.11	$11.16	$12.31		$12.31
Class C net assets	$28,187,667	n/a	n/a	$543,195,927	$(9,127)	$571,374,467
Class C shares outstanding	2,580,239	n/a	n/a	44,170,609		46,462,289

	Florida Tax-Free Fund (Unaudited)	Kentucky Tax-Free Fund (Unaudited)	Tennessee Municipal Fund (Unaudited)	Acquiring Fund	Pro Forma Adjustments to Capitalization[1] (Unaudited)	Acquiring Fund Pro Forma[2] (Unaudited)
Class C NAV per share	$10.92	n/a	n/a	$12.30		$12.30
Class R6 net assets	$5,398,296	$2,914,411	$3,831,604	$294,726,720	$(4,902)	$306,866,128
Class R6 shares outstanding	503,800	262,113	343,233	23,931,154		24,916,893
Class R6 NAV per share	$10.72	$11.12	$11.16	$12.32		$12.32
Advisor Class net assets	$38,523,201	$12,850,222	$26,414,600	$1,829,552,945	$(30,469)	$1,907,310,500
Advisor Class shares outstanding	3,596,285	1,155,721	2,364,889	148,510,256		154,824,219
Advisor Class NAV per share	$10.71	$11.12	$11.17	$12.32		$12.32
1  Adjustments reflect the costs of the Transaction incurred by the Funds.
2  Numbers are projected after the Transaction.

At the closing of the Transaction, shareholders of a Target Fund will receive the Acquiring Fund Shares based on the relative NAVs per shares of the Funds as of 1:00 p.m., Pacific time, on the Closing Date.

COMPARISONS OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS
This section describes the similarities and compares the key differences between the investment goals, principal investment strategies and fundamental policies of the Funds, as well as the principal risks associated with such goals, strategies and policies.  The investment goals and certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding shares.  Unless otherwise noted, the investment policies and strategies of each Fund are non-fundamental and may be changed without shareholder approval.  For a complete description of the Acquiring Fund’s investment policies, strategies and risks, you should read the Acquiring Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Acquiring Fund SAI, which is available upon request.
How do the investment goals, strategies, policies and risks of the Funds compare?
The main difference between the portfolio strategies of each Target Fund and the Acquiring Fund is that each Target Fund, consistent with its respective name, invests at least 80% of its net assets in securities that are exempt from the income taxes, if any, of their respective states, Florida, Kentucky and Tennessee.  The Acquiring Fund does not have such state-specific policies.  However, for Florida and Tennessee investors, there is no longer a state income tax benefit for investments in municipal bonds of Florida and Tennessee governmental authorities, respectively.  If the Reorganization is approved and consummated, former Kentucky Tax-Free Income Fund shareholders will no longer own an investment that invests at least 80% of its net assets in securities that are exempt from Kentucky income taxes.  While the Acquiring Fund may invest in some securities that are exempt from Kentucky income taxes, the Acquiring Fund will not do so to the same degree as the Kentucky Tax- Free Fund.  As a result, the Kentucky state income tax benefits that existed from investing in the Kentucky Tax-Free Fund will be greatly reduced or eliminated.
Fundamental Investment Goals. Each of the Acquiring Fund, Florida Tax-Free Fund and Kentucky Tax-Free Fund has a fundamental investment goal to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Florida Tax-Free Fund and Kentucky Tax-Free Fund also have a fundamental investment goal to try to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Florida and Kentucky, respectively. The Tennessee Municipal Fund similarly has a fundamental investment goal to maximize income exempt from federal income taxes and from the personal income taxes for resident shareholders of Tennessee to the extent consistent with prudent investing and the preservation of shareholders’ capital.  The Acquiring Fund has no similar policy to invest in securities that pay interest free from the personal income taxes of any particular state.  However, for Florida and Tennessee investors, there is no longer a state income tax benefit for investments in municipal bonds of Florida and Tennessee governmental authorities, respectively.  If the Reorganization is approved and consummated, former Kentucky Tax-Free Income Fund shareholders will no longer own an investment that invests at least 80%

of its net assets in securities that are exempt from Kentucky income taxes.  While the Acquiring Fund may invest in some securities that are exempt from Kentucky income taxes, the Acquiring Fund will not do so to the same degree as the Kentucky Tax- Free Fund.  As a result, the Kentucky state income tax benefits that existed from investing in the Kentucky Tax-Free Fund will be greatly reduced or eliminated.
Fundamental Investment Policy (80% Investment Policy).
Florida Tax-Free Fund/ Kentucky Tax-Free Fund/Acquiring Fund Differences. One difference in the wording of fundamental policies between the Florida Tax-Free Fund and Kentucky Tax-Free Fund  and the Acquiring Fund is that the Acquiring Fund has a fundamental policy to invest under normal market conditions at least 80% of its total assets in investment grade municipal securities whose interest is free from federal income taxes, including the federal alternative minimum tax, whereas the Florida Tax-Free Fund and Kentucky Tax-Free Fund each have a fundamental policy to invest under normal market conditions at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax, but such fundamental policy does not require that the securities be investment grade municipal securities.  It should be noted, however, that the Florida Tax-Free Fund and Kentucky Tax-Free Fund, as a matter of non-fundamental investment policy, purchase only municipal securities rated investment grade at the time of purchase.  Additionally, the Florida Tax-Free Fund and Kentucky Tax-Free Fund each have a fundamental policy to invest at least 80% of their total assets in securities that pay interest free from the personal income taxes, if any, of Florida and Kentucky, respectively, whereas the Acquiring Fund has no similar policy to invest in securities that pay interest free from the personal income taxes of any particular state.
Tennessee Municipal Fund/Acquiring Fund Differences.   Similarly, one difference in the wording of fundamental policies between the Tennessee Municipal Fund and the Acquiring Fund is that the Tennessee Municipal Fund has a fundamental policy to invest at least 80% of its net assets in investment grade municipal securities whose interest is free from regular federal income taxes and from Tennessee personal income taxes, whereas the Acquiring Fund has no similar policy to invest in securities that pay interest free from the personal income taxes of any particular state.
Similar Other Fundamental Investment Policies.  The Target Funds and Acquiring Fund have the same fundamental investment restrictions regarding borrowing money, acting as underwriter, making loans, purchasing or selling real estate or commodities, issuing senior securities, concentrating in an industry, and purchasing the securities of any one issuer.
Other Principal Investment Strategies. Although the Funds try to invest all of their assets in tax-free securities, it is possible that up to 20% of each Fund’s total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest (for Acquiring Fund) or interest subject to other federal or state income taxes (for Florida Tax-Free Fund, Kentucky Tax-Free Fund and Tennessee Municipal Fund).  The Tennessee Municipal Fund may also have up to 100% of its assets in securities that pay interest subject to the federal alternative minimum tax.

Although only the Acquiring Fund and Tennessee Municipal Fund require that the securities subject to the 80% investment policy be investment grade municipal securities, all of the Funds purchase only municipal securities rated investment grade at the time of purchase.  The Funds may also invest in municipal securities issued by U.S. territories, although the Target Funds may only invest up to 35% of their respective total assets in such securities. The Funds may invest in insured municipal securities, municipal lease obligations, variable and floating rate securities, and zero coupon and deferred interest securities.
Although the investment manager will search for investments across a large number of municipal securities that finance different types of projects, from time to time, based on economic conditions, the Funds may have significant positions in municipal securities that finance similar types of projects.
The Funds’ investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy.  This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.
What are the principal investment risks associated with investments in the Funds?
Like all investments, an investment in a Fund involves risk.  There is no assurance that any mutual fund will meet its investment goals.  The achievement of the Funds’ goals depends upon market conditions, generally, and on the Investment Manager’s analytical and portfolio management skills.  The Target Funds and Acquiring Fund have substantially similar principal investment risks.  Because the Funds invest predominantly in municipal fixed income securities whose interest is free from federal income taxes (or regular federal income taxes, in the case of Tennessee Municipal Fund), they are each subject to interest rate, market, credit, focus, tax-exempt securities, income, prepayment, liquidity, and management principal investment risks. The Tennessee Municipal Fund and the Acquiring Fund disclose as a principal investment risk that they are subject to bond insurers risk, but the Florida Tax-Free Fund and Kentucky Tax-Free Fund do not disclose this risk as a principal investment risk.  Each Fund is also subject to the risks associated with the state or states that issue the municipal securities in which the Fund invests.   The main difference in principal risks is that the Florida Tax-Free Fund, Kentucky Tax-Free Fund and Tennessee Municipal Fund are more susceptible to risks that accompany investing in Florida, Kentucky and Tennessee issuers.  The Acquiring Fund, because it does not focus on investment in any one specific state, does not have the comparable investment risks.
For more information about the investment risks associated with investments in the Funds, see each Fund’s Prospectus under the heading “Fund Details – Principal Risks” and each Fund’s SAI under the heading “Goals, Strategies and Risks.”
Below are the principal investment risks of each Fund.

Interest Rate.  When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Market.  The market values of securities or other investments owned by a Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit.  An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value. A change in the credit rating of a municipal bond insurer that insures securities in a Fund’s portfolio may affect the value of the securities it insures, a Fund’s share price and Fund performance. A Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Focus.  A Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities.  Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Income.  A Fund’s distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when a Fund realizes a loss upon the sale of a debt security.

Prepayment.  Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security’s maturity and a Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Liquidity.  From time to time, the trading market for a particular security or type of security or other investments in which a Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on a Fund’s ability to sell such securities or other investments when necessary to meet a Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management.  A Fund is subject to management risk because it is an actively managed investment portfolio. A Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for a Fund, but there can be no guarantee that these decisions will produce the desired results.

States (Acquiring Fund only).  A Fund’s portfolio is generally widely diversified among issuers of municipal securities. However, to the extent that a Fund has exposure from time to time to the municipal securities of a particular state, events in that state may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state. The same is true of events in U.S. territories, to the extent that the Fund has exposure to any particular territory at any given time.

Florida (Florida Tax-Free Fund only).  The Fund invests predominantly in Florida municipal securities. Therefore, events in Florida are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Florida. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Kentucky (Kentucky Tax-Free Fund only).  The Fund invests predominantly in Kentucky municipal securities. Therefore, events in Kentucky are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Kentucky. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Tennessee (Tennessee Municipal Fund only).  The Fund invests predominantly in Tennessee municipal securities. Therefore, events in Tennessee are likely to affect the Fund’s investment and its performance. These events may include economic or political policy changes, tax base erosion, unfunded pension and healthcare liabilities, constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Tennessee. The same is true of events in other states or U.S. territories, to the extent that the Fund has exposure to any other state or territory at any given time.

Bond Insurers (Acquiring and Tennessee Municipal Fund only).  Because of the consolidation among municipal bond insurers a Fund is subject to additional risks including the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more municipal bond insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION
The following is a general summary of some of the important U.S. federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.
The Transaction is intended to qualify as a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax consequences that are expected to result from the Transaction are as follows:
•	no gain or loss will be recognized by a Target Fund or the shareholders of a Target Fund as a direct result of the Transaction;
•	no gain or loss will be recognized by the Acquiring Fund or the shareholders of the Acquiring Fund as a direct result of the Transaction;
•	the basis of the assets of a Target Fund received by the Acquiring Fund will be the same as the basis of these assets in the hands of the Target Fund immediately before the Transaction;
•	the holding period of the assets of a Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund;
•
the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of a Target Fund as part of the Transaction will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•
the holding period of the shares of the Acquiring Fund received by a shareholder of a Target Fund as part of the Transaction will include the period that the shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the closing).

None of the Funds have requested nor will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Transaction.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Trusts, on behalf of its Target Fund(s), and the Acquiring Fund as to the foregoing federal income tax consequences of the Transaction, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Transaction on a Target Fund, the Acquiring Fund, or any Target Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark-to-market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection after the Closing Date of the Transaction.  See “INFORMATION ABOUT THE FUNDS.”
Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction is consummated but the IRS or the courts were to determine that the Transaction did not qualify as a tax-free reorganization under the Code, and thus was taxable, a Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of a Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.
Final Dividend or Other Distributions.  Prior to the closing of the Transaction, each Target Fund will declare one or more dividends, and the Acquiring Fund may declare a dividend payable at or near the time of closing, to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable.  To the extent that such distributions are not “exempt-interest dividends,” the dividends may be taxable to shareholders for federal income tax purposes.  It is anticipated that Fund distributions primarily will be dividends that are exempt from federal income tax, although a portion of such dividends may be taxable to shareholders as ordinary income or capital gains.
State and Local Tax Considerations.  Shareholders should consult their tax advisors about potential state and local tax considerations as a result of the Transaction, including whether or not exempt-interest dividends paid by the Acquiring Fund will be excluded from a shareholder's state personal income tax.
Repositioning of the Target Fund’s Portfolio Assets.  A portion of each Target Fund’s portfolio assets may be sold in connection with the Transaction as distinct from normal portfolio turnover.  Such repositioning of a Target Fund’s portfolio assets may occur before or after the closing of the Transaction.  These sales may result in the realization of capital gains, which to the extent not offset by available capital loss carryovers, would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including a Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time and whether such repositioning occurs before or after the Transaction.  FAV expects that the Acquiring Fund will retain, after the Transaction, a significant majority of the current portfolio holdings of each Target Fund and that such repositioning will be de minimis.  Transaction costs also may be incurred due to the repositioning of the portfolio.  FAV believes that these portfolio transaction costs will be immaterial in amount.
General Limitation on Capital Losses.  Assuming the Transaction qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the capital loss carryovers, if any, of each Target Fund upon the closing of the Transaction for federal income tax purposes.  The capital loss carryovers of each Target Fund and the Acquiring Fund will be available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing.  First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in a Transaction on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in  a taxable year). Second, if a Fund has net unrealized built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the prior Funds. Third, the capital losses of each Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of such Target Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year.
The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of each Target Fund’s aggregate capital loss carryovers following the Transaction are as follows:
	Florida Tax-Free Fund (as of 2/28/2021)	Kentucky Tax-Free Fund (as of 2/28/2021)	Tennessee Municipal Fund (as of 5/31/2021)	Federal Tax-Free Fund (as of 4/30/2021)
Aggregate Capital Loss Carryovers	$66,990,465	$10,153,073	$15,676,394	$427,212,800
Net Unrealized Appreciation (Depreciation) on a Tax Basis	$29,637,774	$7,109,505	$12,761,313	$1,053,335,972
Net Assets	$532,834,346	$140,884,258	$196,255,440	$11,357,743,351
Approximate Annual Limitation for Capital Losses*	$8,738,483	$2,310,502	$3,218,589	N/A
*
Based on the long-term tax-exempt rate for ownership changes as of July 2021 of 1.64%.  The actual limitation will equal the aggregate NAV of each Target Fund on the Closing Date multiplied by the long term tax exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gains (i.e., unrealized appreciation in the value of investments of each Target Fund on the Closing Date that is recognized in a taxable year).

Appreciation in Value of Investments.  Shareholders of each Target Fund will receive a proportionate share of any taxable income and gains realized by the combined Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the combined Fund. As a result, shareholders of each Target Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, if the Acquiring Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its NAV than each Target Fund, shareholders of each Target Fund, post-closing, may receive greater amounts of taxable gains as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred. Please see the chart below for the appreciation or deprecation in value of investments as a percentage of NAV for each Transaction.  Shareholders of each Target Fund may:
•
receive a greater amount of taxable distributions than they would have had if a Transaction had not occurred if the combined fund’s unrealized appreciation as a percentage of NAV is greater than the Target Fund’s;

•
receive a lesser amount of taxable distributions than they would have had if a Transaction had not occurred if the combined fund’s unrealized appreciation as a percentage of NAV is lesser than the Target Fund’s;

•
receive a greater amount of taxable distributions than they would have had if a Transaction had not occurred if the combined fund’s unrealized depreciation as a percentage of NAV is lesser than the Target Fund’s; or

•
receive a lesser amount of taxable distributions than they would have had if a Transaction had not occurred if the combined fund’s unrealized depreciation as a percentage of NAV is greater than the Target Fund’s unrealized depreciation as a percentage of NAV.

Target Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Acquiring Fund Name	Unrealized Appreciation or (Depreciation) as a % of NAV	Approximate Unrealized Appreciation or (Depreciation) as a % of NAV on a combined basis
Florida Tax-Free Fund (as of 2/28/21)	5.56%	Federal Tax-Free Fund (as of 4/30/2021)	0.26%	0.25%
Kentucky Tax-Free Fund (as of 2/28/2021)	5.05%	Federal Tax-Free Fund (as of 4/30/2021)	0.06%	0.06%
Tennessee Municipal Fund (as of 5/31/2021)	6.50%	Federal Tax-Free Fund (as of 4/30/2021)	0.11%	0.11%
		Post-Reorganization Federal Tax-Free Fund (as of 4/30/2021)	9.27%	9.02%

You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.
INFORMATION ABOUT THE FUNDS
Information about each Fund is included in such Fund’s Prospectus.  The Acquiring Fund Prospectus, the Florida/Kentucky Fund Prospectus, and the Tennessee Fund Prospectus are each incorporated by reference into and are considered a part of this Prospectus/Proxy Statement.  The Acquiring Fund Prospectus also accompanies this Prospectus/Proxy Statement.  Additional information about the Funds is included in each Funds’ SAI.  The Acquiring Fund SAI and each Target Fund’s SAI are incorporated into the Acquiring Fund Prospectus and the Target Funds’ Prospectuses, respectively, and into the SAI dated September 1 , 2021 relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC.  The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement and is incorporated by reference into this Prospectus/Proxy Statement.  Information about the Funds is also included in each Fund’s Annual Report to Shareholders (for the fiscal year ended February 28, 2021, for the Florida Tax-Free Fund and Kentucky Tax-Free Fund, May 31, 2021 , for the Tennessee Municipal Fund, and April 30, 2021, for the Acquiring Fund).
You may request a free copy of each Fund’s Prospectus, SAI, Annual or Semi-Annual Report to Shareholders, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN/342-5236 or by writing to a Fund at One Franklin Parkway, San Mateo, CA 94403-1906.
The Trusts, on behalf of its Target Fund(s), and the Acquiring Fund file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940 Act”).  These materials can be viewed on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
FURTHER INFORMATION ABOUT THE FUNDS
The following is a discussion of the organization of the Funds and, where applicable, of the Trusts.  More detailed information about each Fund’s current structure is contained in a Fund’s SAI.
Comparison of Capital Structure.  The Florida Tax-Free Fund and Kentucky Tax-Free Fund are each a diversified series of FTFT.  FTFT was initially organized as a Massachusetts business trust in September 1984, was converted to a Delaware statutory trust effective July 1, 2007 and is registered with the SEC.
The Tennessee Municipal Fund is a diversified series of FMST.  FMST was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on June 15, 1992, and is registered with the SEC.

The Acquiring Fund was originally organized as a California corporation on January 7, 1982, was converted to a Delaware statutory trust effective September 1, 2007, and is registered with the SEC.
The authorized number of shares of each Fund is unlimited, each without par value, and each Fund may issue fractional shares.  Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights.  The Target Funds’ and the Acquiring Fund’s shareholders have no appraisal rights.
Comparison of Voting Rights.  Shares of each class of a Fund represent proportionate interests in such Fund's assets.  On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one series, only shareholders of that series may vote. On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that series, that class, or matters expressly required to be voted on separately by class, by state or federal law.  Shares of each class of each Target Fund have the same voting and other rights and preferences as the other classes and series of the Trusts for matters that affect a Trust as a whole.  For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote.  Shareholders of the Funds are not entitled to cumulative voting rights in the election of trustees.  For board member elections, this gives holders of more than 50% of the shares of a Trust and the Acquiring Fund, respectively, voting the ability to elect all of the members of the board.  If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.
Proposals Subject to Shareholder Approval.  The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.  In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by a Trust’s and the Acquiring Fund’s Agreement and Declaration of Trust, respectively (each a “Trust Instrument” and collectively, the “Trust Instruments”).  For example, the Trust Instruments and bylaws give shareholders the power to vote only on such matters required by the Trust Instruments, the bylaws, the 1940 Act, other applicable law and any registration statement filed with the SEC, the registration of which is effective; and on such other matters as the Board may consider necessary or desirable.
Quorum and Vote Required to Approve a Proposal.  Quorum for a shareholders’ meeting of a Fund is generally forty per cent (40%) of the shares entitled to vote which are present in person or by proxy.  Under the Trust Instruments, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.
Setting a Record Date.  Each Funds’ Trust Instrument establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The minimum number of days is 10 and the maximum number of days is 120 for each Fund.  A determination of shareholders of record entitled to notice of or to vote at a shareholders’ meeting applies to any adjournment of the meeting; provided, however, that the Board may fix a new record date for the adjourned meeting and shall fix a new record date for any meeting that is adjourned for more than one hundred and eighty (180) days from the record date set for the original meeting.
Legal Structures.  Mutual funds formed under the Delaware Statutory Trust Act (the “DSTA”), such as the Trusts and the Acquiring Fund, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments.  Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses.  For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders.  In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.
Limited Liability for Shareholders.  Under the DSTA, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.
Boards of Trustees.  Pursuant to the DSTA and the Trust Instruments, the responsibility for the general oversight of each Fund is vested in its Board, which, among other things, is empowered by the Trust Instruments to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.  Pursuant to the Trust Instruments, no Trustee shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.
Inspection Rights.  Each Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.
VOTING INFORMATION
How many votes are necessary to approve the Plan?
A 1940 Act Majority Vote, as defined herein, of the outstanding shares of a Target Fund is required to approve the Transaction.  Each Target Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the Target Fund held at the close of business on August 12, 2021 (the “Record Date”).  If sufficient votes to approve the Transaction are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.
Forty percent (40%) of the Target Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting.

Under relevant state law and the Target Funds’ Trust Instruments, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under the Trust Instruments, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Transaction.  However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the matter expected to be presented at the Meeting, there are unlikely to be any “broker non-votes” at the Meeting.
How do I ensure my vote is accurately recorded?
You can vote in any one of four ways:
• By mail, with the enclosed proxy card (s) ;
• In person at the Meeting (which is being conducted exclusively online via live webcast);
• By telephone; or
•  Online .

A proxy card is, in essence, a ballot.  When you vote your proxy, it tells us how you want to vote on important issues relating to a Target Fund.  If you simply sign, date and return a proxy card but give no voting instructions, your shares will be voted in favor of the Transaction and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.
May I revoke my proxy?
You may revoke your proxy at any time before it is voted by sending a written notice to a Trust expressly revoking your proxy, by signing and forwarding to a Trust a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.
What other matters will be voted upon at the Meeting?
The Boards do not intend to bring any matters before the Meeting other than that described in this Prospectus/Proxy Statement.  The Boards are not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of Management .

Who is entitled to vote?
Shareholders of record of a Target Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class and the total number of outstanding shares of each class of each Target Fund as of the Record Date:
Class	Florida Tax-Free Fund Shares Outstanding	Kentucky Tax-Free Fund Shares Outstanding	Tennessee Municipal Fund Shares Outstanding
Class A	8,442,914.34	1,369,640.20	1,128,319.12
Class A1	35,645,404.40	10,018,432.99	13,678,899.26
Class C	2,450,183.16	-	-
Class R6	563,951.53	265,690.29	377,834.42
Advisor Class	3,450,717.83	1,187,903.89	2,430,247.96
Total	50,553,171.26	12,841,667.36	17,615,300.76
How will proxies be solicited?
AST Fund Solutions, LLC, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $130,000.  The Trusts, on behalf of its Target Fund(s), expects that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain shareholders of a Target Fund may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of a Target Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.
In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on a proxy card.  Within 72 hours, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.
If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or online , the shareholder may submit the proxy card (s) originally sent with this Prospectus/Proxy Statement or attend in person.

The Trusts, on behalf of its Target Fund(s), will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  The Trusts, on behalf of its Target Fund(s), may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of the Trusts or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone or personally.
The Trusts, on behalf of its Target Fund(s), expect that, before the Meeting, broker-dealer firms holding shares of a Target Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the Trusts understand that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received by voting these shares in the same proportion as they vote shares for which they received instructions.

May I attend the Meeting?
Due to the coronavirus outbreak (COVID-19) and to support the health and well-being of each Fund’s shareholders, employees and community, the Meeting will be conducted exclusively online via live webcast. Shareholders as of the Record Date (August 12, 2021) may request the Meeting credentials by following the instructions below.  In each case, the request should be received no later than October 21, 2021 at 3:00 p.m., Eastern time.

If you were a registered holder of Fund shares as of the Record Date (i.e., you held shares in your own name directly with the Fund’s transfer agent), please include your full name, address and the control number found on your enclosed proxy form in an email to the Solicitor at attendameeting@astfinancial.com. The Solicitor will then email you the instructions to register for the Meeting. After you register for the Meeting, you will receive an email confirmation of your registration.

If you held Fund shares through an intermediary (such as a bank, broker or other custodian) as of the Record Date, you must first register in advance to access your individual control number in order to attend the Meeting.  To register and receive your individual control number, you must email proof of your proxy power (“Legal Proxy”) from your intermediary indicating that you are the beneficial owner of the shares in the Fund(s) on the Record Date and authorizing you to vote (you may forward the email from your intermediary or attach an image of your Legal Proxy), along with your name and email address, to the Solicitor at attendameeting@astfinancial.com with “Legal Proxy” included in the subject line. The email must also state whether before the Meeting you authorized a proxy to vote for you and, if so, how you instructed such proxy to vote. The Solicitor will then email you the instructions to register for the Meeting.  After you register, you will receive a confirmation of your registration and an individual control number by email from the Solicitor.  The Solicitor also will email your Meeting credentials for participation in the Meeting and instructions for voting during the Meeting.

The Meeting will begin promptly at 11:00 a.m., Pacific time. The Funds encourage you to access the Meeting a few minutes prior to the start time leaving ample time for the check in.  For technical assistance in accessing the Meeting, shareholders can email attendameeting@astfinancial.com. During the Meeting, instructions will be provided for shareholders in attendance to submit comments and questions.

How do I sign a proxy card?
Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the proxy card(s) or voting instruction.

Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name appearing on the account registration as shown on the proxy card(s) or voting instruction form(s).

All Other Accounts: The person signing must indicate his or her capacity. For example, a trustee for a trust or other entity should sign, “Ann B. Collins, Trustee.”
Are there dissenters’ rights?
If the Transaction is approved at the Meeting, shareholders of a Target Fund will not have the right to dissent and obtain payment of the fair value of their shares because the Trust Instruments provide that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving a Trust.  Shareholders of a Target Fund, however, will be able to redeem or exchange shares of the Target Fund at NAV (subject to any applicable CDSC) until the Closing Date of the Transaction.  After the Closing Date, shareholders may redeem the Acquiring Fund Shares or exchange them for shares of certain other Franklin Templeton funds.  Redemptions are subject to the terms and conditions in the prospectus of the respective Fund.
PRINCIPAL HOLDERS OF SHARES
As of the Record Date, the officers and trustees of the Trusts, as a group, owned of record and beneficially less than 1 % of the outstanding shares of each Target Fund’s outstanding shares.  The officers and trustees of the Acquiring Fund, as a group, owned of record and beneficially less than 1% of the Acquiring Fund’s outstanding shares.
From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the Funds, no other persons owned (beneficially or of record) 5% or more of the outstanding shares of any class of a Fund as of the Record Date, except as listed in Exhibit C to this Prospectus/Proxy Statement.  Upon completion of the Transaction, it is not expected that those persons disclosed in Exhibit C as owning 5% or more of a Target Fund’s outstanding Class A, Class A1, Class C, Class R6 or Advisor Class shares will own in excess of 5% of the then outstanding shares of such classes of the Acquiring Fund upon completion of the Transaction, except those persons who are also disclosed in Exhibit C as owning 5% or more of the outstanding shares of the corresponding share class of the Acquiring Fund.
SHAREHOLDER PROPOSALS
Neither the Target Funds nor the Acquiring Fund is required to hold, or intends to hold, regular annual meetings of shareholders.  A shareholder who wishes to submit a proposal for consideration for inclusion in a proxy statement of a Target Fund or Acquiring Fund for the next meeting of shareholders (if any) should send a written proposal to a Trust’s, or the Acquiring Fund’s, offices at One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the proxy statement of the applicable Fund and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal securities laws, state law, and other governing instruments.
Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a Fund’s proxy statement or presented at the meeting.
ADJOURNMENT
The holders of a majority of the shares present (in person or by proxy) and entitled to vote with respect to a Target Fund at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of FTFT or FMST (in the absence of the chairperson of the Board), or any vice president or other authorized officer of the FTFT or FMST (in the absence of the president) may adjourn the Meeting.  Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies in the event that a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes have not been received to approve the Proposal.  Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting.  Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of a Target Fund on questions of adjournment, to the extent permitted under applicable federal securities laws, state law, and the Trust’s governing instruments.  If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless a new record date is fixed or unless the adjournment is for more than one hundred and eighty (180) days after the date of the original meeting.

By Order of the Boards of Trustees of the FTFT and FMST,

Steven J. Gray
Vice President and Co-Secretary

September 1 , 2021

GLOSSARY
Useful Terms and Definitions
1940 Act — The Investment Company Act of 1940, as amended.
1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the outstanding shares of the Target Fund, or (ii) 67% or more of the outstanding shares of the Target Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the Target Fund are present or represented by proxy.
CDSC — Contingent deferred sales charge.
Distributors — Franklin Templeton Distributors, LLC, One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.
FAV — Franklin Advisers, Inc., the investment manager for the Funds.
Acquiring Fund – Franklin Federal Tax-Free Income Fund, a registered investment company.
FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.
FMST — the registered investment company of which the Tennessee Municipal Fund is a series.
FTFT — the registered investment company of which the Florida Tax-Free Fund and Kentucky Tax-Free Fund are a series.
FT Services — Franklin Templeton Services, LLC, the administrator for the Funds.  FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s investment manager and principal underwriter.
Independent Trustees — The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.
Target Fund(s)— Franklin Florida Tax-Free Income Fund, a series of FTFT; Franklin Kentucky Tax-Free Income Fund, a series of FTFT; and Franklin Tennessee Municipal Bond Fund, a series of FMST
IRS — U.S. Internal Revenue Service.
Meeting — The Joint Special Meeting of Shareholders of the Target Funds concerning approval of the Plan.
Net Asset Value (NAV) — The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.
Plan — The Agreement and Plan of Reorganization adopted by the Trusts, on behalf of its  Target Fund(s), and the Acquiring Fund.
Record Date — August 12, 2021 – The date selected for determining which shareholders of record of the Target Fund will be entitled to vote on the Transaction.
SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.
SEC — U.S. Securities and Exchange Commission.

The Trusts — FTFT and FMST.
Transaction — The proposed transaction contemplated by the Plan.
U.S. — The United States of America.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT
Exhibit
A.   Agreement and Plan of Reorganization
B.   Financial Highlights
C.   Principal Holders of Securities of the Funds

Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this 14th day of July, 2021 by and among (i) Franklin Federal Tax-Free Income Fund, a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906 (the “Acquiring Fund”); (ii) Franklin Tax-Free Trust (“FTFT”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906, on behalf of its series, Franklin Florida Tax-Free Income Fund and Franklin Kentucky Tax-Free Income Fund; and (iii) Franklin Municipal Securities Trust (“FMST,” and together with FTFT, the “Target Trusts” and each a “Target Trust”), on behalf of its series, Franklin Tennessee Municipal Bond Fund (collectively with Franklin Florida Tax-Free Income Fund and Franklin Kentucky Tax-Free Income Fund, the “Target Funds” and each a “Target Fund”).  Franklin Advisers, Inc. (“FAV”), a California corporation, investment manager to the Acquiring Fund and the Target Funds, joins this Plan solely for purposes of Section 7.
PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of each Target Fund in exchange solely for full and fractional Class A, Class A1, Class C, Class R6 and Advisor Class shares of beneficial interest, as applicable and listed in Schedule A, with no par value, of the Acquiring Fund (the “Acquiring Fund Shares”); (ii) the distribution of Acquiring Fund Shares to the holders of Class A, Class A1, Class C, Class R6 and Advisor Class shares of beneficial interest, as applicable and listed in Schedule A, with no par value, of each Target Fund (the “Target Fund Shares”), respectively, according to their respective interests in the Target Fund in complete liquidation of the Target Fund; and (iii) the dissolution of each Target Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.
AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, agree as follows:
1. Sale and Transfer of Assets, Liquidation and Dissolution of the Target Funds.
(a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by the Acquiring Fund of the number of Acquiring Fund Shares hereinafter provided, each Target Trust, on behalf of its Target Fund(s), agrees that, at the time of Closing, it will convey, transfer and deliver to the Acquiring Fund all of a Target Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the allocated amount of costs and expenses of carrying out the Reorganization in accordance with Section 7 of the Plan, (including, but not limited to, fees of counsel and accountants, and expenses of a Target Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on a Target Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with a Target Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of the Target Trusts shall reasonably deem to exist against the applicable Target Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on a Target Fund’s books (such assets hereinafter “Net Assets”).  The Acquiring Fund shall not assume any liability of a Target Fund, whether accrued or contingent, known or unknown, and each Target Fund shall use its reasonable best efforts to discharge all of its known liabilities so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.
(b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Acquiring Fund agrees at the Closing to deliver to each Target Trust, on behalf of the applicable Target Fund(s), the number of Acquiring Fund Shares, determined by dividing the net asset value per share of each of Class A, Class A1, Class C, Class R6 and Advisor Class shares, as applicable, of the Target Fund, by the net asset value per share of each of Class A, Class A1, Class C, Class R6 and Advisor Class shares, as applicable, of the Acquiring Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class A1, Class C, Class R6 and Advisor Class shares, as applicable, respectively, of the Target Fund as of 1:00 p.m., Pacific time on the Closing Date.  The Acquiring Fund Shares delivered to each Target Trust, on behalf of the applicable Target Fund(s), at the Closing shall have an aggregate net asset value equal to the value of the corresponding Target Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.
(c) Immediately following the Closing, each Target Trust, on behalf of the applicable Target Fund(s), shall distribute the Acquiring Fund Shares received by the Target Trust, on behalf of the applicable Target Fund(s), pursuant to this Section 1 to the corresponding Target Fund’s shareholders of record so that each shareholder receives full and fractional Acquiring Fund Shares of the corresponding class of the Acquiring Fund equal in value to the full and fractional shares of the Target Fund held by the shareholder as of 1:00 p.m., Pacific time, on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders based on their respective holdings in the Target Fund as of 1:00 p.m., Pacific time, on the Closing Date.  Fractional Acquiring Fund Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Target Fund Shares shall be entitled to surrender the same to the transfer agent for the Acquiring Fund in exchange for the number of Acquiring Fund Shares of the same class into which the Target Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented Target Fund Shares shall be deemed for all Acquiring Fund purposes to evidence ownership of the number of Acquiring Fund Shares into which the Target Fund Shares (which prior to the Closing were represented thereby) have been converted.  Certificates for the Acquiring Fund Shares shall not be issued.  After the distribution, each Target Fund shall be dissolved.
(d) At the Closing, each shareholder of record of each Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.
(e) All books and records relating to each Target Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the date of the Plan, and shall be turned over to the Acquiring Fund on or prior to the Closing.
2. Valuation.
(a) The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of each Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of the Acquiring Fund Shares and the Target Fund Shares and the value of each Target Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent respective prospectus of the Acquiring Fund and a Target Fund, as amended or supplemented.
(b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value per share of the Acquiring Fund Shares or Target Fund Shares or the value of a Target Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.
(c) All computations of value regarding the net asset value per share of the Acquiring Fund Shares and Target Fund Shares and the value of each Target Fund’s Net Assets shall be made by the administrator to the Acquiring Fund and Target Funds.

3. Closing and Closing Date.
The Closing shall take place at the principal office of the Acquiring Fund at 1:00 p.m., Pacific time, on November 19, 2021, or such later date as the officers of the Acquiring Fund and the Target Trusts may mutually agree (the “Closing Date”).  Each Target Trust, on behalf of the applicable Target Fund(s), shall have provided for delivery as of the Closing the Net Assets to be transferred to the account of the Acquiring Fund’s custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286.  Each Target Trust, on behalf of the applicable Target Fund(s), shall deliver at the Closing a list of names and addresses of the holders of record of each class of the Target Fund and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 1:00 p.m., Pacific time, on the Closing Date.  The Acquiring Fund shall provide evidence that such Acquiring Fund Shares have been registered in an account on the books of Acquiring Fund in such manner as the officers of the Target Trusts may reasonably request.
4. Representations and Warranties.
4.1. The Acquiring Fund represents and warrants that:
(a) The Acquiring Fund was originally organized as a California corporation on January 7, 1982 and converted to a Delaware statutory trust effective September 1, 2007.  The Acquiring Fund is validly existing under the laws of the State of Delaware.  The Acquiring Fund is duly registered under the 1940 Act as an open-end management investment company and the Acquiring Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b) The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable, and has full voting rights, and each Acquiring Fund Share when issued pursuant to and in accordance with the Plan, will be fully paid, non-assessable, and will have full voting rights.  The Acquiring Fund currently is divided into five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class shares of beneficial interest, of which Class A, Class A1, Class C, Class R6 and Advisor Class represent Acquiring Fund Shares.  An unlimited number of shares of beneficial interest of the Acquiring Fund has been allocated and designated to each class of the Acquiring Fund.
(c) The Acquiring Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree, that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Plan, except for the registration of Acquiring Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

(d) The financial statements appearing in the Acquiring Fund’s Annual Report to Shareholders for the fiscal year ended April 30, 2021, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of the Acquiring Fund as of their respective dates and the results of the Acquiring Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles (“GAAP”) applied on a consistent basis.
(e) The books and records of the Acquiring Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of the Acquiring Fund.
(f) The Acquiring Fund has elected to be treated as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, has not had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply, and intends to continue to qualify as a RIC after the Closing Date.  Consummation of the transactions contemplated by the Plan will not cause the Acquiring Fund to fail to be qualified as a RIC as of the Closing Date. The Acquiring Fund, since its inception, has qualified to pay “exempt-interest dividends” as such term is defined in Section 852 of the Code, and will have satisfied the requirements to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.
(g) The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses.
(h) The Acquiring Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.1(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(i) There is no inter-corporate indebtedness existing between a Target Fund and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(j) The registration statement on Form N-14 referred to in Section 5.1(a) hereof (the “Registration Statement”), including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the joint special meeting of the Target Funds’ shareholders (the “Special Meeting”) and on the Closing Date:  (i) comply, as amended, in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Target Funds for use therein.
(k) Since April 30, 2021, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business.
(l) On the Closing Date, all material Returns (as defined below) of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To the Acquiring Fund’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in this Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).
(m) All information to be furnished by the Acquiring Fund for use in preparing any registration statement (including the Registration Statement), proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.
(n) The Acquiring Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Acquiring Fund Shares, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.
(o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(p) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Acquiring Fund.  The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.
(q) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the Acquiring Fund’s Board of Trustees.
(r) The Acquiring Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
4.2. FTFT, on behalf of its Target Funds, represents and warrants that:
(a) Each of its Target Funds is a series of FTFT, which was originally organized as a Massachusetts business trust in September 1984 and converted to a Delaware statutory trust effective July 1, 2007 and is validly existing under the laws of the State of Delaware.  FTFT is duly registered under the 1940 Act as an open‑end management investment company and each of its Target Fund’s shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b) FTFT is authorized to issue an unlimited number of shares of beneficial interest, without par value of each of its Target Funds.  Each outstanding share of its Target Funds is fully paid, non-assessable, and has full voting rights.  The Florida Tax-Free Income Fund currently is divided into five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class shares of beneficial interest, and the Kentucky Tax-Free Income Fund currently is divided into four classes of shares: Class A, Class A1, Class R6 and Advisor Class shares of beneficial interest, all of which represent Target Fund Shares. An unlimited number of shares of beneficial interest of each of its Target Funds have been allocated and designated to each class of the respective Target Fund.
(c) FTFT, on behalf of its Target Funds, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FTFT, on behalf of its Target Funds, of the transactions contemplated by the Plan.  FTFT, on behalf of its Target Funds, has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.
(d) The financial statements appearing in the Annual Report to Shareholders for the fiscal year ended February 28, 2021 of FTFT’s Target Funds, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of such Target Funds as of their respective dates and the results of such Target Funds’ operations for periods indicated, in conformity with GAAP applied on a consistent basis.
(e) The books and records of FTFT’s Target Funds accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of FTFT’s Target Funds.
(f) FTFT has elected to treat each of its Target Funds as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and each Target Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Each of FTFT’s Target Funds has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.  Each of FTFT’s Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  Each of FTFT’s Target Funds, since its inception, has qualified to pay “exempt-interest dividends” as such term is defined in Section 852 of the Code, and will have satisfied the requirements to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.
(g) The Target Funds of FTFT do not have any unamortized or unpaid organizational fees or expenses.
(h) The Target Funds of FTFT do not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.2(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(i) There is no inter-corporate indebtedness existing between the Target Funds of FTFT and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(j) The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to the Target Funds of FTFT, will, from the effective date of the Registration Statement through the date of the Special Meeting and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

(k) Since February 28, 2021, there has been no material adverse change in the financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business of the Target Funds of FTFT.
(l) On the Closing Date, all material Returns of FTFT’s Target Funds required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To FTFT’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Funds of FTFT or their assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of the Target Funds of FTFT for all Taxes in respect of all periods ended on or before the date of such financial statements.
(m) All information to be furnished by FTFT, on behalf of its Target Funds, for use in preparing any registration statement (including the Registration Statement), proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.
(n) The Target Funds of FTFT have no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Target Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end managed investment company under the 1940 Act.
(o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FTFT, on behalf of its Target Funds, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.
(p) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against FTFT, on behalf of its Target Funds.  FTFT, on behalf of its Target Funds, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects such Target Funds’ business or their ability to consummate the transactions herein contemplated.
(q) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the FTFT’s Board of Trustees, subject to approval of the shareholders of the applicable Target Fund’s  shareholders.
(r) The Target Funds of FTFT are not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.
(s) At the Closing, each Target Fund of FTFT will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(t) FTFT, on behalf of its Target Funds, will declare and pay or cause to be paid a dividend prior to the Closing Date, that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the particular Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the particular Target Fund’s net capital gains recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gains recognized in such final taxable year (in each case after reduction for any capital loss carryover), and (iii) at least 90 percent of the excess, if any, of the particular Target Fund's interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to 1:00 p.m., Pacific time, on the Closing Date.
4.3. FMST, on behalf of its Target Fund, represents and warrants that:
(a) The Target Fund is a series of FMST, which was organized as a Delaware statutory trust on June 15, 1992 and is validly existing under the laws of the State of Delaware.  FMST is duly registered under the 1940 Act as an open‑end management investment company and shares of FMST’s Target Fund were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.
(b) FMST is authorized to issue an unlimited number of shares of beneficial interest, without par value of its Target Fund.  Each outstanding share of FMST’s Target Fund is fully paid, non-assessable, and has full voting rights.  The Tennessee Municipal Bond Fund currently is divided into four classes of shares: Class A, Class A1, Class R6 and Advisor Class shares of beneficial interest, which represent Target Fund Shares. An unlimited number of shares of beneficial interest of FMST’s Target Fund has been allocated and designated to each class of FMST’s Target Fund.
(c) FMST, on behalf of its Target Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FMST, on behalf of its Target Fund, of the transactions contemplated by the Plan.  FMST, on behalf of its Target Fund, has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by it in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by it.

(d) The financial statements appearing in the Annual Report to Shareholders of FMST’s Target Fund for the fiscal year ended May 31, 2020, audited by PricewaterhouseCoopers LLP, the unaudited financial statements appearing in the Semi-Annual Report to Shareholders of FMST’s Target Fund for the six month period ended November 30, 2020, and any interim unaudited financial statements, fairly present the financial position of FMST’s Target Fund as of their respective dates and the results of operations of FMST’s Target Fund for periods indicated, in conformity with GAAP applied on a consistent basis.
(e) The books and records of FMST’s Target Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of such Target Fund.
(f) FMST has elected to treat its Target Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code and FMST’s Target Fund is a “fund” as defined in Section 851(g)(2) of the Code.  FMST’s Target Fund has qualified as a RIC for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.  FMST’s Target Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply. FMST’s Target Fund, since its inception, has qualified to pay “exempt-interest dividends” as such term is defined in Section 852 of the Code, and will have satisfied the requirements to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date.
(g) FMST’s Target Fund does not have any unamortized or unpaid organizational fees or expenses.
(h) FMST’s Target Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.3(d) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.
(i) There is no inter-corporate indebtedness existing between the Target Fund of FMST and the Acquiring Fund that was issued, acquired, or will be settled at a discount.
(j) The Registration Statement, including any prospectus or statement of additional information contained or incorporated therein by reference and any supplements or amendments thereto, insofar as it relates to FMST’s Target Fund, will, from the effective date of the Registration Statement through the date of the Special Meeting and on the Closing Date:  (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading, provided, however, that the representations and warranties of this subparagraph shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.
(k) Since November 30, 2020, there has been no material adverse change in the financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business of the Target Fund of FMST.
(l) On the Closing Date, all material Returns of FMST’s Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To FMST’s knowledge, no such Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on FMST’s Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the financial statements of FMST’s Target Fund for all Taxes in respect of all periods ended on or before the date of such financial statements.
(m) All information to be furnished by FMST, on behalf of its Target Fund, for use in preparing any registration statement (including the Registration Statement), proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereto.
(n) FMST’s Target Fund has no outstanding options, warrants, pre-emptive rights or other rights to subscribe for or purchase Target Fund Shares except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end managed investment company under the 1940 Act.
(o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FMST, on behalf of its Target Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.
(p) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against FMST, on behalf of its Target Fund.  FMST, on behalf of its Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects such Target Fund’s business or its ability to consummate the transactions herein contemplated.
(q) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of the FMST’s Board of Trustees, subject to approval of the shareholders of the Target Fund of FMST.
(r) FMST’s Target Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(s) At the Closing, FMST’s Target Fund will have good and marketable title to all of the securities and other assets transferred pursuant to Section 1 above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.
(t) FMST, on behalf of its Target Fund, will declare and pay or cause to be paid a dividend prior to the Closing Date, that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of such Target Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of such Target Fund’s net capital gains recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gains recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of such Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to 1:00 p.m., Pacific time, on the Closing Date.
5. Covenants of the Acquiring Fund and Covenants of the Target Trusts, on behalf of their respective Target Funds.
5.1. The Acquiring Fund:
(a) Shall file the Registration Statement with the Securities and Exchange Commission (“SEC”) and use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable.
(b) Shall have mailed to each shareholder of record of each Target Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations thereunder (the “Prospectus/Proxy Statement”).
(c) Covenants to operate the Acquiring Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.
(d) Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.
5.2. Each Target Trust, on behalf of its respective Target Fund(s):

(a) Shall provide the Acquiring Fund with information reasonably necessary for the preparation and distribution of the Prospectus/Proxy Statement to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting referred to below.
(b) As of the Closing, shall have called and held the Special Meeting to consider and vote upon the Plan, and each Target Trust shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.
(c) Covenants to operate its Target Fund’s business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.
(d) Subject to the provisions of the Plan, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.
(e) Shall file, by the Closing Date, all of its respective Target Fund’s federal and other Tax Returns required by law to be filed on or before such date and all federal and other Taxes shown as due on said Returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.
(f) Shall provide at the Closing:
(1) A statement of the respective tax basis and holding period of all investments to be transferred by its Target Fund(s) to the Acquiring Fund.
(2) A copy (which may be in electronic form) of its Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with FTFT or FMST, as applicable, with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with a Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of a Target Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).
(3) A copy of any other Tax books and records of its Target Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by a Target Fund after the Closing.

(4) If requested by the Acquiring Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to its Target Fund(s).
(g) As promptly as practicable, but in any case within sixty days after the date of Closing, its Target Fund(s) shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of its Target Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.
(h) Undertakes that it will not acquire Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than Target Fund shareholders.
(i) Undertakes that, if the Plan is consummated, its Target Fund will liquidate and dissolve.
5.3. The Acquiring Fund and the Target Trusts, on behalf of its Target Fund(s), intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  The Acquiring Fund and the Target Trusts, on behalf of the its Target Fund(s), shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.
6. Conditions Precedent to be Fulfilled by the Acquiring Fund and by the Target Trusts, on behalf of their respective Target Fund(s).
The consummation of the Plan hereunder shall be subject to the following respective conditions:
(a) That (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; and (ii) the other party shall have performed all obligations required by the Plan to be performed by it prior to the Closing.
(b) That the Registration Statement will have become effective and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of any Fund or would prohibit the transactions contemplated hereby.
(c) That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of a Target Fund at a meeting or any adjournment thereof.
(d) Each Target Trust, on behalf of its Target Fund(s), shall have declared and paid or cause to have been paid prior to the Closing Date, a dividend or dividends that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of a Target

Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of a Target Fund’s net capital gains recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gains recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of a Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for the period from the close of its last fiscal year to 1:00 p.m., Pacific time, on the Closing Date.
(e) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of the Target Funds or the Acquiring Fund.
(f) That there shall be delivered to each Target Trust, on behalf of its Target Fund(s), an opinion in form and substance satisfactory to such Target Trust from Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
(1) The Acquiring Fund is a validly existing statutory trust in good standing under the laws of the State of Delaware;
(2) The Acquiring Fund is an open-end management investment company registered as such under the 1940 Act;
(3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Acquiring Fund;
(4) The Plan is the legal, valid and binding obligation of the Acquiring Fund, and is enforceable against the Acquiring Fund, in accordance with its terms;
(5) The Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, without par value; and
(6) Acquiring Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Fund.

In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of the Acquiring Fund with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Fund.
(g) That there shall be delivered to the Acquiring Fund an opinion in form and substance satisfactory to the Acquiring Fund from Stradley Ronon Stevens & Young, LLP, counsel to each Target Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:
(1) The Target Funds are each series of the applicable Target Trust, and that each Target Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware
(2) Each Target Trust is an open-end management investment company registered under the 1940 Act;
(3) The execution and delivery of the Plan and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of each Target Trust; and
(4) The Plan is the legal, valid and binding obligation of each Target Trust, on behalf of its Target Fund(s), and is enforceable against the Target Trust, on behalf of its Target Fund(s), in accordance with its terms.
In giving the opinion set forth above, counsel may state that it is relying on certificates of the officers of a Target Trust, on behalf of its Target Fund(s), with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of a Target Trust, on behalf of its Target Fund(s).
 (i) That there shall be delivered to each Target Trust, on behalf of its Target Fund(s), and the Acquiring Fund, an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Fund and the Target Trusts, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Acquiring Fund and a Target Trust, on behalf of its Target Fund(s), with regard to matters of fact:
(1) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Funds in exchange solely for the Acquiring Fund Shares followed by the distribution by the Target Funds to their respective shareholders of the Acquiring Fund Shares in complete liquidation of the Target Funds will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Funds and the Acquiring Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Target Funds upon the transfer of substantially all of their respective assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code;
(3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Funds in exchange solely for the Acquiring Fund Shares pursuant to Section 1032(a) of the Code;
(4) No gain or loss will be recognized by the Target Funds upon the distribution of the Acquiring Fund Shares by the Target Funds to their respective shareholders in complete liquidation pursuant to Section 361(c)(1) of the Code;
(5) The tax basis of the assets of each Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of each Target Fund immediately prior to the Reorganization pursuant to Section 362(b) of the Code;
(6) The holding periods of the assets of each Target Fund received by the Acquiring Fund will include the periods during which such assets were held by each Target Fund pursuant to Section 1223(2) of the Code;
(7) No gain or loss will be recognized by the shareholders of a Target Fund upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;
(8) The aggregate tax basis of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code;
(9) The holding period of the Acquiring Fund Shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund Shares surrendered in exchange therefor, provided that the shareholder held the Target Fund Shares as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code;
(10)  The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of Treasury Regulations) the items of each Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
No opinion will be expressed as to the effect of the Reorganization on: (i) a Target Fund or the Acquiring Fund with respect to any asset as to which any unrealized gains or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Target Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

(i) That the Acquiring Fund’s Prospectus contained in the Registration Statement with respect to Acquiring Fund Shares to be delivered to Target Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.
(j) That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each holder of the Target Fund Shares.
(k) Each Target Fund will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Acquiring Fund, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to a Target Fund, (4) the Tax books and records of a Target Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 5.2(g).
7. Expenses.
The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Target Fund will pay its proportionate costs of the Reorganization to be borne by the Funds, which will be 50%.  FAV, the investment manager for the Funds, will pay 50% of the costs of the Reorganization.
8. Termination; Postponement; Waiver; Order; Failure to Consummate.
(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of a Target Fund) to the Closing, or the Closing may be postponed:
(1) by mutual consent of the Acquiring Fund and a Target Trust, on behalf of its Target Fund(s);
(2) by a Target Trust, on behalf of its Target Fund(s), if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met; or
(3) by the Acquiring Fund, if any conditions of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.
(b) If the transactions contemplated by the Plan have not been consummated by March 30, 2022, the Plan shall automatically terminate on that date, unless a later date is mutually agreed to by officers of the Acquiring Fund and the Target Trusts.

(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Acquiring Fund, the Target Trusts, the Target Funds, nor their trustees, officers, or agents or the shareholders of the Target Funds or Acquiring Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.
(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Acquiring Fund or a Target Trust, on behalf of its Target Fund(s), if, in the judgment of their respective officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to such Fund’s shareholders.
(e) The representations and warranties contained in Section 4 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Acquiring Fund, the Target Trusts, the Target Funds, nor any of their respective officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.
(f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of a Target Trust to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of the applicable Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund Shares to be issued to a Target Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of a Target Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless a Target Trust promptly calls a special meeting of its shareholders at which such condition shall be submitted for approval.
(g) The failure of any Target Fund to consummate its Reorganization shall not affect the consummation or validity of the Reorganization with respect to any other Target Fund, and the provisions of this Agreement shall be construed to effect this intent.
9. Cooperation and Exchange of Information; Reporting Responsibility.
(a) The Acquiring Fund and each Target Trust will provide each other and their respective representatives with such cooperation, assistance, and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules, and workpapers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Funds and Acquiring Fund for their taxable period first ending after the Closing and for all prior taxable periods.
(b) Any reporting responsibility of the Target Funds is and shall remain the responsibility of its particular Target Trust, up to and including the Closing Date, and such later date on which a Target Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii) preparing and filing other documents with the SEC, any state securities commission, and any federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise is mutually agreed by the parties.
(c) After the Closing Date, each Target Trust, on behalf of its Target Fund(s), shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by a Target Trust with respect to its Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
10. Liability of the Target Funds and the Acquiring Fund.
(a) Each Target Trust, on behalf of its Target Fund(s), acknowledges and agrees that all obligations of the Acquiring Fund under the Plan are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under the Plan or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund; and that the Target Trust, on behalf of its Target Fund(s), shall not seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Fund, the trustees, officers, employees or agents of the Acquiring Fund or any of them.
(b) The Acquiring Fund acknowledges and agrees that all obligations of each Target Trust, on behalf of its Target Fund(s), under the Plan are binding only with respect to the particular Target Trust, on behalf of the its Target Fund(s); that any liability of a Target Trust, on behalf of its Target Fund(s), under the Plan in connection with the transactions contemplated herein, shall be discharged only out of the assets of the applicable Target Fund; and that the Acquiring Fund shall not seek satisfaction of any such obligation or liability from the shareholders of the Target Funds, the trustees, officers, employees or agents of the Target Funds, or any of them.
11. Entire Agreement and Amendments.
The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.
12. Counterparts.
The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.
13. Governing Law.
The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

14. Notices.
Any notice, report, or demand required or permitted by any provision of the Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Acquiring Fund, at Franklin Federal Tax-Free Income Fund, One Franklin Parkway, San Mateo, California 94403-1906, Attention:  Secretary; the Franklin Florida Tax-Free Income Fund and Franklin Kentucky Tax-Free Income Fund, at Franklin Tax-Free Trust, One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary; or the Tennessee Municipal Bond Fund, at Franklin Municipal Securities Trust, One Franklin Parkway, San Mateo, California 94403-1906, Attention: Secretary, as the case may be.
15. Headings.
The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.
[Signature Page Follows]

IN WITNESS WHEREOF, the Acquiring Fund and the Target Trusts, on behalf of the applicable Target Fund(s), have caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By:	/s/ Steven J. Gray
Name: Steven J. Gray
Title: Vice President and Co-Secretary

FRANKLIN TAX-FREE TRUST, on behalf of FRANKLIN FLORIDA TAX-FREE INCOME FUND and FRANKLIN KENTUCKY TAX-FREE INCOME FUND

By:	/s/ Steven J. Gray
Name: Steven J. Gray
Title: Vice President and Co-Secretary

FRANKLIN MUNICIPAL SECURITIES TRUST, on behalf of FRANKLIN TENNESSEE MUNICIPAL BOND FUND

By:	/s/ Steven J. Gray
Name: Steven J. Gray
Title: Vice President and Co-Secretary

With respect to Section 7 of the Plan only: FRANKLIN ADVISERS, INC.

By:	/s/ Ben Barber
Name: Ben Barber
Title: Senior Vice President

Schedule A

Target Fund and Share Classes	Target Fund and Share Classes	Target Fund and Share Classes	Acquiring Fund and Share Classes
Franklin Florida Tax-Free Income Fund of FTFT	Franklin Kentucky Tax-Free Income Fund of FTFT	Franklin Tennessee Municipal Bond Fund of FMST	Franklin Federal Tax-Free Income Fund

Class A	Class A	Class A	Class A
Class A1	Class A1	Class A1	Class A1
Class C	--	--	Class C
Class R6	Class R6	Class R6	Class R6
Advisor Class	Advisor Class	Advisor Class	Advisor Class

Exhibit B

Financial Highlights of the Florida Tax-Free Fund, Kentucky Tax-Free Fund, Tennessee Municipal Fund and the Acquiring Fund

These financial highlight tables are intended to help you understand the Funds’ financial performance and are included in a Fund’s annual shareholder reports which is incorporated by reference into the SAI.  The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.
Franklin Florida Tax-Free Income Fund

	Year Ended February 28,
	2021	2020[a]	2019[b]
Class A Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$10.83	$10.44	$10.44
Income from investment operations[c]: Net investment income[d]	0.31	0.33	0.17
Net realized and unrealized gains (losses)	(0.26)	0.41	—[e]
Total from investment operations	0.05	0.74	0.17
Less distributions from: Net investment income	(0.30)	(0.35)	(0.17)
Net asset value, end of year	$10.58	$10.83	$10.44
Total return[f]	0.53%	7.18%	1.71%
Ratios to average net assets[g] Expenses[h]	0.84%	0.85%	0.85%
Net investment income	2.92%	3.16%	3.48%
Supplemental data Net assets, end of year (000’s)	$78,373	$56,214	$29,086
Portfolio turnover rate	27.18%	9.33%	10.03%

a  For the year ended February 29.
b  For the period September 10, 2018 (effective date) to February 28, 2019.
c  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d  Based on average daily shares outstanding.
e  Amount rounds to less than $0.01 per share.
f  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g  Ratios are annualized for periods less than one year.
h  Benefit of expense reduction rounds to less than 0.01%.

	Year Ended February 28,
	2021	2020[a]	2019	2018	2017
Class A1 Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$10.82	$10.43	$10.47	$10.88	$11.19
Income from investment operations[b]: Net investment income[c]	0.33	0.35	0.38	0.39	0.43
Net realized and unrealized gains (losses)	(0.26)	0.40	(0.04)	(0.39)	(0.31)
Total from investment operations	0.07	0.75	0.34	—	0.12
Less distributions from: Net investment income	(0.32)	(0.36)	(0.38)	(0.41)	(0.43)
Net asset value, end of year	$10.57	$10.82	$10.43	$10.47	$10.88
Total return[d]	0.68%	7.35%	3.36%	(0.02)%	1.05%
Ratios to average net assets Expenses	0.69%[e]	0.70%[e]	0.70%[e]	0.67%[f]	0.65%
Net investment income	3.12%	3.31%	3.63%	3.63%	3.82%
Supplemental data Net assets, end of year (000’s)	$385,247	$437,316	$462,869	$536,099	$635,594
Portfolio turnover rate	27.18%	9.33%	10.03%	10.10%	13.84%

a  For the year ended February 29.
b  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c  Based on average daily shares outstanding.
d  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e  Benefit of expense reduction rounds to less than 0.01%.
f  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

	Year Ended February 28,
	2021	2020[a]	2019	2018	2017
Class C Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$11.06	$10.66	$10.69	$11.10	$11.41
Income from investment operations[b]: Net investment income[c]	0.27	0.30	0.33	0.34	0.37
Net realized and unrealized gains (losses)	(0.26)	0.41	(0.03)	(0.40)	(0.32)
Total from investment operations	0.01	0.71	0.30	(0.06)	0.05
Less distributions from: Net investment income	(0.26)	(0.31)	(0.33)	(0.35)	(0.36)
Net asset value, end of year	$10.81	$11.06	$10.66	$10.69	$11.10
Total return[d]	0.13%	6.76%	2.81%	(0.58)%	0.46%
Ratios to average net assets Expenses	1.23%[e]	1.25%[e]	1.25%[e]	1.22%[f]	1.20%
Net investment income	2.52%	2.76%	3.08%	3.08%	3.27%
Supplemental data Net assets, end of year (000’s)	$28,374	$35,481	$39,117	$73,237	$90,754
Portfolio turnover rate	27.18%	9.33%	10.03%	10.10%	13.84%

a  For the year ended February 29.
b  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c  Based on average daily shares outstanding.
d  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e  Benefit of expense reduction rounds to less than 0.01%.
f  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

	Year Ended February 28,
	2021	2020[a]	2019	2018[b]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.85	$10.46	$10.49	$10.82
Income from investment operations[c]:
Net investment income[d]	0.34	0.37	0.39	0.24
Net realized and unrealized gains (losses)	(0.26)	0.40	(0.02)	(0.33)
Total from investment operations	0.08	0.77	0.37	(0.09)
Less distributions from:
Net investment income	(0.33)	(0.38)	(0.40)	(0.24)
Net asset value, end of year	$10.60	$10.85	$10.46	$10.49
Total return[e]	0.82%	7.47%	3.57%	(0.88)%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.57%	0.58%	0.58%	0.58%
Expenses net of waiver and payments by affiliates	0.56%[g]	0.56%[g]	0.56%[g]	0.54%
Net investment income	3.20%	3.45%	3.77%	3.76%
Supplemental data
Net assets, end of year (000’s)	$5,011	$3,338	$2,343	$2,387
Portfolio turnover rate	27.18%	9.33%	10.03%	10.10%

a  For the period year ended February 29.
b  For the period August 1, 2017 (effective date) to February 28, 2018.
c  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d  Based on average daily shares outstanding.
e  Total return is not annualized for periods less than one year.
 f  Ratios are annualized for periods less than one year.
g  Benefit of expense reduction rounds to less than 0.01%.

	Year Ended February 28,
	2021	2020[a]	2019	2018	2017[b]
Advisor Class Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$10.85	$10.46	$10.49	$10.89	$11.23
Income from investment operations[c]: Net investment income[d]	0.34	0.36	0.39	0.40	0.20
Net realized and unrealized gains (losses)	(0.26)	0.41	(0.03)	(0.38)	(0.34)
Total from investment operations	0.08	0.77	0.36	0.02	(0.14)
Less distributions from: Net investment income	(0.33)	(0.38)	(0.39)	(0.42)	(0.20)
Net asset value, end of year	$10.60	$10.85	$10.46	$10.49	$10.89
Total return[e]	0.78%	7.44%	3.54%	0.17%	(1.25)%
Ratios to average net assets[f] Expenses	0.59%[g]	0.60%[g]	0.60%[g]	0.57%[h]	0.55%
Net investment income	3.19%	3.41%	3.73%	3.73%	3.92%
Supplemental data Net assets, end of year (000’s)	$35,829	$31,477	$25,472	$20,467	$10,916
Portfolio turnover rate	27.18%	9.33%	10.03%	10.10%	13.84%

a  For the year ended February 29.
b  For the period September 15, 2016 (effective date) to February 28, 2017.
c  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d   Based on average daily shares outstanding.
e  Total return is not annualized for periods less than one year.
f  Ratios are annualized for periods less than one year.
g  Benefit of expense reduction rounds to less than 0.01%.
h  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Kentucky Tax-Free Income Fund

	Year Ended February 28,
	2021	2020[a]	2019[b]
Class A Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$11.24	$10.76	$10.68
Income from investment operations[c]: Net investment income[d]	0.28	0.29	0.15
Net realized and unrealized gains (losses)	(0.28)	0.50	0.08
Total from investment operations	—	0.79	0.23
Less distributions from: Net investment income	(0.27)	(0.31)	(0.15)
Net asset value, end of year	$10.97	$11.24	$10.76
Total return[e]	0.02%	7.43%	2.16%
Ratios to average net assets[f] Expenses[g]	0.97%	0.97%	0.97%
Net investment income	2.55%	2.63%	3.00%
Supplemental data Net assets, end of year (000’s)	$13,052	$8,986	$2,785
Portfolio turnover rate	14.49%	13.74%	18.61%

a  For the year ended February 29.
b  For the period September 10, 2018 (effective date) to February 28, 2019.
c  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d  Based on average daily shares outstanding.
e  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f  Ratios are annualized for periods less than one year.
g  Benefit of expense reduction rounds to less than 0.01%.

	Year Ended February 28,
	2021	2020[a]	2019	2018	2017
Class A1 Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$11.23	$10.75	$10.77	$11.01	$11.31
Income from investment operations[b]: Net investment income[c]	0.30	0.31	0.34	0.37	0.40
Net realized and unrealized gains (losses)	(0.28)	0.49	(0.02)	(0.24)	(0.30)
Total from investment operations	0.02	0.80	0.32	0.13	0.10
Less distributions from: Net investment income	(0.29)	(0.32)	(0.34)	(0.37)	(0.40)
Net asset value, end of year	$10.96	$11.23	$10.75	$10.77	$11.01
Total return[d]	0.17%	7.60%	3.01%	1.20%	0.86%
Ratios to average net assets Expenses	0.82%[e]	0.82%[e]	0.82%[e]	0.79%	0.77%
Net investment income	2.72%	2.78%	3.15%	3.40%	3.51%
Supplemental data Net assets, end of year (000’s)	$112,826	$127,889	$130,267	$150,182	$165,613
Portfolio turnover rate	14.49%	13.74%	18.61%	13.90%	9.14%

a  For the year ended February 29.
b  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c  Based on average daily shares outstanding.
d  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e  Benefit of expense reduction rounds to less than 0.01%.

	Year Ended February 28,
	2021	2020[a]	2019	2018[b]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.23	$10.75	$10.77	$10.98
Income from investment operations[c]:
Net investment income[d]	0.31	0.32	0.35	0.23
Net realized and unrealized gains (losses)	(0.27)	0.50	(0.02)	(0.22)
Total from investment operations	0.04	0.82	0.33	0.01
Less distributions from:
Net investment income.	(0.30)	(0.34)	(0.35)	(0.22)
Net asset value, end of year	$10.97	$11.23	$10.75	$10.77
Total return[e]	0.40%	7.74%	3.13%	0.07%
Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	0.71%	0.71%	0.70%	0.70%
Expenses net of waiver and payments by affiliates	0.69%[g]	0.68%[g]	0.67%[g]	0.65%
Net investment income	2.84%	2.92%	3.30%	3.54%
Supplemental data
Net assets, end of year (000’s)	$2,353	$2,164	$1,843	$2,085
Portfolio turnover rate	14.49%	13.74%	18.61%	13.90%

a  For the year ended February 29.
b  For the period August 1, 2017 (effective date) to February 28, 2018.
c  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d  Based on average daily shares outstanding.
e Total return is not annualized for periods less than one year.
 f  Ratios are annualized for periods less than one year.
g  Benefit of expense reduction rounds to less than 0.01%.

	Year Ended February 28,
	2021	2020[a]	2019	2018	2017[b]
Advisor Class Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$11.23	$10.75	$10.77	$11.01	$11.35
Income from investment operations[c]: Net investment income[d]	0.31	0.32	0.35	0.38	0.19
Net realized and unrealized gains (losses)	(0.27)	0.50	(0.02)	(0.24)	(0.35)
Total from investment operations	0.04	0.82	0.33	0.14	(0.16)
Less distributions from: Net investment income	(0.30)	(0.34)	(0.35)	(0.38)	(0.18)
Net asset value, end of year	$10.97	$11.23	$10.75	$10.77	$11.01
Total return[e]	0.27%	7.70%	3.10%	1.30%	(1.36)%
Ratios to average net assets[f] Expenses	0.72%[g]	0.72%[g]	0.72%[g]	0.69%	0.67%
Net investment income	2.81%	2.88%	3.25%	3.50%	3.61%
Supplemental data Net assets, end of year (000’s)	$12,653	$12,168	$9,298	$7,438	$6,896
Portfolio turnover rate	14.49%	13.74%	18.61%	13.90%	9.14%

a  For the year ended February 29.
b  For the period September 15, 2016 (effective date) to February 28, 2017.
c  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d   Based on average daily shares outstanding.
e  Total return is not annualized for periods less than one year.
 f  Ratios are annualized for periods less than one year.
g  Benefit of expense reduction rounds to less than 0.01%.

Franklin Tennessee Municipal Bond Fund

	Year Ended May 31,
	2021	2020	2019[a]
Class A
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.96	$10.97	$10.74
Income from investment operations[b]:
Net investment income[c]	0.25	0.29	0.23
Net realized and unrealized gains (losses)	0.23	(0.01)	0.25
Total from investment operations	0.48	0.28	0.48
Less distributions from:
Net investment income	(0.26)	(0.29)	(0.25)
Net asset value, end of year	$11.18	$10.96	$10.97
Total return[d]	4.39%	2.54%	4.53%
Ratios to average net assets[e]
Expenses[f]	0.95%	0.93%	0.93%
Net investment income	2.30%	2.63%	2.94%
Supplemental data
Net assets, end of year (000’s)	$11,768	$8,350	$4,971
Portfolio turnover rate	32.17%	11.83%	3.46%

a  For the period September 10, 2018 (effective date) to May 31, 2019.
b  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c  Based on average daily shares outstanding.
d  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e  Ratios are annualized for periods less than one year.
f  Benefit of expense reduction rounds to less than 0.01%.

	Year Ended May 31,
	2021	2020	2019	2018	2017
Class A1
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.95	$10.96	$10.79	$11.11	$11.44
Income from investment operations[a]:
Net investment income[b]	0.27	0.31	0.33	0.34	0.37
Net realized and unrealized gains (losses)	0.23	(0.02)	0.19	(0.32)	(0.32)
Total from investment operations	0.50	0.29	0.52	0.02	0.05
Less distributions from:
Net investment income	(0.27)	(0.30)	(0.35)	(0.34)	(0.38)
Net asset value, end of year	$11.18	$10.95	$10.96	$10.79	$11.11
Total return[c]	4.64%	2.69%	4.92%	0.23%	0.40%
Ratios to average net assets
Expenses	0.80%[d]	0.78%[d]	0.78%[d]	0.77%	0.72%
Net investment income	2.47%	2.78%	3.09%	3.08%	3.27%
Supplemental data
Net assets, end of year (000’s)	$154,085	$164,616	$190,548	$226,189	$267,442
Portfolio turnover rate	32.17%	11.83%	3.46%	9.19%	18.95%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d  Benefit of expense reduction rounds to less than 0.01%.

	Year Ended May 31,
	2021	2020	2019	2018[a]
Class R6
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.96	$10.97	$10.79	$11.06
Income from investment operations[b]:
Net investment income[c] .	0.29	0.32	0.35	0.29
Net realized and unrealized gains (losses)	0.22	(0.01)	0.19	(0.26)
Total from investment operations	0.51	0.31	0.54	0.03
Less distributions from:
Net investment income	(0.29)	(0.32)	(0.36)	(0.30)
Net asset value, end of year	$11.18	$10.96	$10.97	$10.79
Total return[d]	4.68%	2.83%	5.15%	0.25%
Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.69%	0.66%	0.66%	0.66%
Expenses net of waiver and payments by affiliates	0.67%[f]	0.65%[f]	0.65%[f]	0.64%
Net investment income	2.58%	2.91%	3.22%	3.21%
Supplemental data
Net assets, end of year (000’s)	$3,799	$2,803	$3,253	$3,547
Portfolio turnover rate	32.17%	11.83%	3.46%	9.19%

a  For the period August 1, 2017 (effective date) to May 31, 2018.
b  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c  Based on average daily shares outstanding.
d  Total return is not annualized for periods less than one year.
e  Ratios are annualized for periods less than one year.
f  Benefit of expense reduction rounds to less than 0.01%.

	Year Ended May 31,
	2021	2020	2019	2018	2017[a]
Advisor Class
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.96	$10.97	$10.79	$11.12	$11.50
Income from investment operations[b]:
Net investment income[c]	0.28	0.32	0.34	0.35	0.27
Net realized and unrealized gains (losses)	0.22	(0.02)	0.20	(0.32)	(0.38)
Total from investment operations	0.50	0.30	0.54	0.03	(0.11)
Less distributions from:
Net investment income	(0.28)	(0.31)	(0.36)	(0.36)	(0.27)
Net asset value, end of year	$11.18	$10.96	$10.97	$10.79	$11.12
Total return[d]	4.65%	2.79%	5.12%	0.24%	(0.91)%
Ratios to average net assets[e]
Expenses	0.70%[f]	0.68%[f]	0.68%[f]	0.67%	0.62%
Net investment income	2.56%	2.88%	3.19%	3.18%	3.37%
Supplemental data
Net assets, end of year (000’s)	$26,603	$24,675	$23,252	$23,573	$23,916
Portfolio turnover rate	32.17%	11.83%	3.46%	9.19%	18.95%

a  For the period September 15, 2016 (effective date) to May 31, 2017.
b  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c  Based on average daily shares outstanding.
d  Total return is not annualized for periods less than one year.
e  Ratios are annualized for periods less than one year.
f  Benefit of expense reduction rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund

	Year Ended April 30,
	2021	2020	2019[a]
Class A Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$11.60	$11.82	$11.62
Income from investment operations[b]: Net investment income[c]	0.33	0.35	0.25
Net realized and unrealized gains (losses)	0.71	(0.22)	0.19
Total from investment operations	1.04	0.13	0.44
Less distributions from: Net investment income	(0.33)	(0.35)	(0.24)
Net asset value, end of year	$12.31	$11.60	$11.82
Total return[d]	9.01%	1.07%	3.87%
Ratios to average net assets[e] Expenses[f]	0.78%[g]	0.77%	0.78%
Net investment income	2.72%	2.96%	3.45%
Supplemental data Net assets, end of year (000’s)	$1,770,979	$1,110,207	$567,500
Portfolio turnover rate	16.18%	20.23%	14.58%

a  For the period September 10, 2018 (effective date) to April 30, 2019.
b  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c  Based on average daily shares outstanding.
d  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e  Ratios are annualized for periods less than one year.
f  Benefit of expense reduction rounds to less than 0.01%.
g  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

	Year Ended April 30,
	2021	2020	2019	2018	2017
Class A1 Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$11.60	$11.82	$11.68	$12.02	$12.48
Income from investment operations[a]: Net investment income[b]	0.35	0.37	0.42	0.44	0.47
Net realized and unrealized gains (losses)	0.70	(0.22)	0.16	(0.34)	(0.47)
Total from investment operations	1.05	0.15	0.58	0.10	—
Less distributions from: Net investment income	(0.34)	(0.37)	(0.44)	(0.44)	(0.46)
Net asset value, end of year	$12.31	$11.60	$11.82	$11.68	$12.02
Total return	9.17%	1.22%	5.06%	0.85%	0.01%
Ratios to average net assets Expenses	0.63%[d,e]	0.62%[d]	0.63%[d]	0.63%	0.62%
Net investment income	2.89%	3.11%	3.60%	3.66%	3.82%
Supplemental data Net assets, end of year (000’s)	$6,919,289	$6,833,018	$7,821,881	$8,616,659	$9,342,715
Portfolio turnover rate	16.18%	20.23%	14.58%	16.46%	13.86%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d  Benefit of expense reduction rounds to less than 0.01%.
e  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

	Year Ended April 30,
	2021	2020	2019	2018	2017
Class C Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$11.59	$11.81	$11.68	$12.01	$12.47
Income from investment operations[a]: Net investment income[b]	0.29	0.31	0.35	0.37	0.40
Net realized and unrealized gains (losses)	0.70	(0.22)	0.15	(0.32)	(0.47)
Total from investment operations	0.99	0.09	0.50	0.05	(0.07)
Less distributions from: Net investment income	(0.28)	(0.31)	(0.37)	(0.38)	(0.39)
Net asset value, end of year	$12.30	$11.59	$11.81	$11.68	$12.01
Total return[c]	8.58%	0.67%	4.39%	0.37%	(0.55)%
Ratios to average net assets Expenses	1.18%[d,e]	1.17%[d]	1.18%[d]	1.18%	1.17%
Net investment income	2.35%	2.56%	3.05%	3.11%	3.27%
Supplemental data Net assets, end of year (000’s)	$543,196	$657,344	$841,909	$1,220,402	$1,411,391
Portfolio turnover rate	16.18%	20.23%	14.58%	16.46%	13.86%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d  Benefit of expense reduction rounds to less than 0.01%.
e  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

	Year Ended April 30,
	2021	2020	2019	2018[a]
Class R6 Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$11.61	$11.83	$11.69	$12.03
Income from investment operations[b]: Net investment income[c]	0.37	0.39	0.44	0.34
Net realized and unrealized gains (losses)	0.70	(0.22)	0.15	(0.38)
Total from investment operations	1.07	0.17	0.59	(0.04)
Less distributions from: Net investment income	(0.36)	(0.39)	(0.45)	(0.30)
Net asset value, end of year	$12.32	$11.61	$11.83	$11.69
Total return[d]	9.31%	1.37%	5.19%	(0.32)%
Ratios to average net assets[e] Expenses[f]	0.49%[g]	0.49%[g]	0.49%[g]	0.49%
Net investment income	3.00%	3.24%	3.74%	3.80%
Supplemental data Net assets, end of year (000’s)	$294,727	$196,774	$177,983	$365,406
Portfolio turnover rate	16.18%	20.23%	14.58%	16.46%

a  For the period August 1, 2017 (effective date) to April 30, 2018.
b  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c  Based on average daily shares outstanding.
d  Total return is not annualized for periods less than one year.
e  Ratios are annualized for periods less than one year.
f  Benefit of expense reduction rounds to less than 0.01%.
g  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

	Year Ended April 30,
	2021	2020	2019	2018	2017
Advisor Class Per share operating performance (for a share outstanding throughout the year) Net asset value, beginning of year	$11.61	$11.83	$11.69	$12.03	$12.49
Income from investment operations[a]: Net investment income[b]	0.36	0.38	0.43	0.45	0.48
Net realized and unrealized gains (losses)	0.71	(0.22)	0.16	(0.33)	(0.47)
Total from investment operations	1.07	0.16	0.59	0.12	0.01
Less distributions from: Net investment income	(0.36)	(0.38)	(0.45)	(0.46)	(0.47)
Net asset value, end of year	$12.32	$11.61	$11.83	$11.69	$12.03
Total return	9.27%	1.33%	5.15%	0.95%	0.11%
Ratios to average net assets Expenses	0.53%[c,d]	0.52%[c]	0.53%[c]	0.53%	0.52%
Net investment income	2.98%	3.21%	3.70%	3.76%	3.92%
Supplemental data Net assets, end of year (000’s)	$1,829,553	$1,465,542	$1,210,861	$1,207,490	$1,633,602
Portfolio turnover rate	16.18%	20.23%	14.58%	16.46%	13.86%

a  The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations contained in the Annual Report to Shareholders for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b  Based on average daily shares outstanding.
c  Benefit of expense reduction rounds to less than 0.01%.
d  Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Exhibit C

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names, addresses and percent ownership of each person who, as of August 12, 2021 to the best knowledge of the Trusts and the Acquiring Fund, as applicable, owned 5% or more of the outstanding shares of each class of each Target Fund and of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Transaction is expected to decline.

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
Florida Tax-Free Fund
Class A Shares
	Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	3,099,022.55	36.71
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	1,068,979.73	12.66
	WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	665,232.74	7.88
	Morgan Stanley Smith Barney LLC* 1 New York Plaza FL 12 New York, NY 10004-1901	518,673.66	6.14
Class A1 Shares
	WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	3,788,468.55	10.63
	Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	3,736,238.91	10.48
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	3,577,660.21	10.04
	Morgan Stanley Smith Barney LLC* 1 New York Plaza FL 12 New York, NY 10004-1901	2,526,204.94	7.09
	Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	2,388,832.84	6.70
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	2,158,726.05	6.06
Class C Shares
	Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	366,291.00	14.95
	LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	332,340.56	13.56
	WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	311,576.54	12.72

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	273,863.47	11.18
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	217,634.53	8.88
Class R6 Shares
	Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	562,349.24	99.72
Advisor Class Shares
	Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	632,058.60	18.32
	Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	481,881.47	13.96
	Morgan Stanley Smith Barney LLC* 1 New York Plaza FL 12 New York, NY 10004-1901	403,933.14	11.71
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	390,428.34	11.31
	LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	299,949.42	8.69
	WFCS LLC* 2801 Market Street St. Louis, MO 63103-2523	250,398.52	7.26
	American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	220,554.45	6.39
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	204,321.32	5.92
Kentucky Tax-Free Fund
Class A Shares
	Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	699,671.30	51.08
	Charles Schwab & Co* 211 Main Street San Francisco, CA 94105-1905	308,529.23	22.53
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	127,012.63	9.27
Class A1 Shares
	Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	4,444,078.77	44.36
	Charles Schwab & Co* 211 Main Street San Francisco, CA 94105-1905	1,107,163.41	11.05
	LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	743,008.68	7.42

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	721,202.09	7.20
Class R6 Shares
	Edward Jones & Co.* 12555 Manchester Road St. Louis, MO 63131-3710	241,699.43	90.97
	John V. Calipari Sue Ellen Calipari JT TEN 1732 Richmond Rd. Lexington, KY 40502-1622	13,593.85	5.12
Advisor Class Shares
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	228,694.86	19.25
	TD Ameritrade, Inc* P.O. Box 2226 Omaha, NE 68103-2226	166,838.41	14.04
	American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	165,389.47	13.92
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	164,020.58	13.81
	Morgan Stanley Smith Barney LLC* 1 New York Plaza FL 12 New York, NY 10004-1901	135,580.99	11.41
	Charles Schwab & Co* 211 Main Street San Francisco, CA 94105-1905	75,080.08	6.32
	Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	72,748.68	6.12
Tennessee Municipal Fund
Class A Shares
	Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	441,893.70	39.16
	WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	146,234.55	12.96
	Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	103,080.28	9.14
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	79,713.77	7.06
	Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	74,777.94	6.63
	Morgan Stanley Smith Barney LLC* 1 New York Plaza FL 12 New York, NY 10004-1901	72,644.49	6.44

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	70,665.48	6.26
Class A1 Shares
	Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	5,221,683.41	38.17
	UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	1,846,344.76	13.50
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	1,355,653.06	9.91
	Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	847,523.46	6.20
Class R6 Shares
	Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	316,072.35	83.65
Advisor Class Shares
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	450,526.44	18.54
	American Enterprise Investment SVC* 707 2nd Avenue South Minneapolis, MN 55402-2405	421,147.49	17.33
	Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	372,772.35	15.34
	UBS WM USA* 1000 Harbor Boulevard Weehawken, NJ 07086-6761	369,667.03	15.21
	Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	197,707.74	8.14
	Charles Schwab & Co* 211 Main Street San Francisco, CA 94105-1905	185,302.05	7.62
	WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	123,204.02	5.07

Acquiring Fund
Class A Shares
	Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	60,563,305.65	39.60
	Morgan Stanley Smith Barney LLC* 1 New York Plaza FL 12 New York, NY 10004-1901	11,435,515.37	7.48
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	9,156,872.92	5.99
	WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	8,905,564.81	5.82

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
	Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	7,648,133.42	5.00
Class A1 Shares
	Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	147,239,515.04	26.53
	WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	42,768,940.99	7.71
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	34,275,571.35	6.18
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	33,258,850.59	5.99
Class C Shares
	Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	4,999,674.38	11.69
	WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	4,228,736.26	9.89
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	4,059,364.55	9.49
	LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	4,025,510.60	9.41
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	3,263,520.79	7.63
	Morgan Stanley Smith Barney LLC* 1 New York Plaza FL 12 New York, NY 10004-1901	2,881,328.81	6.74
	Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	2,597,810.64	6.08
	J.P. Morgan Securities LLC* 575 Washington Blvd Fl 6 Jersey City, NJ 07310-1616	2,571,933.27	6.01
Class R6 Shares
	Edward Jones & Co* 12555 Manchester Road Saint Louis, MO 63131-3710	24,391,644.23	93.77
Advisor Class Shares
	National Financial Services LLC* Attn: Mutual Fund Department 4th Flr 499 Washington Boulevard Jersey City, NJ 07310-1995	43,777,217.38	29.17
	LPL Financial* Attn: Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	15,886,987.04	10.59

Fund Name/Class	Name and Address	Share Amount	Percentage of Class (%)
	Raymond James* Attn: Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1102	11,186,057.82	7.45
	Morgan Stanley Smith Barney LLC* 1 New York Plaza FL 12 New York, NY 10004-1901	10,036,796.14	6.69
	WFCS LLC* 2801 Market Street Saint Louis, MO 63103-2523	9,268,480.59	6.18
	Merrill Lynch Pierce Fenner & Smith* Attn: Fund Administration 4800 Deer Lake Drive East FL 2 Jacksonville, FL 32246-6484	8,681,274.20	5.78
	Pershing LLC* 1 Pershing Plaza Jersey City, NJ 07399-0001	8,171,100.87	5.44
	Charles Schwab & Co* 211 Main Street San Francisco, CA 94105-1905	7,895,389.30	5.26
*	For the benefit of its customer(s).

PART B

STATEMENT OF ADDITIONAL INFORMATION
FOR
FRANKLIN FEDERAL TAX-FREE INCOME FUND
One Franklin Parkway
San Mateo, CA  94403-1906

Dated September 1 , 2021

Acquisition of Substantially All of the Assets of:

FRANKLIN FLORIDA TAX-FREE INCOME FUND,
FRANKLIN KENTUCKY TAX-FREE INCOME FUND
(each a series of Franklin Tax-Free Trust) (“FTFT”) and
FRANKLIN TENNESSEE MUNICIPAL BOND FUND
(a series of Franklin Municipal Securities Trust) (“FMST”)

by and in Exchange for Shares of

FRANKLIN FEDERAL TAX-FREE INCOME FUND

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of the Franklin Florida Tax-Free Income Fund (the “Florida Tax-Free Fund”) and Franklin Kentucky Tax-Free Income Fund (the “Kentucky Tax-Free Fund”), each a series of FTFT; and the Franklin Tennessee Municipal Bond Fund (the “Tennessee Municipal Fund,” and together with the Florida Tax-Free Fund and Kentucky Tax-Free Fund, the “Target Funds”), a series of FMST (along with FTFT, the “Trusts”) by and in exchange for Class A, Class A1, Class C, Class R6 and Advisor Class shares of the Franklin Federal Tax-Free Income Fund (the “Acquiring Fund”).

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Joint Prospectus/Proxy Statement for the Acquiring Fund dated September 1 , 2021 (the “Joint Prospectus/Proxy Statement”) relating specifically to the Special Joint Meeting of Shareholders of the Target Funds to be held on October 22 , 2021.  You may request a free copy of the Joint Prospectus/Proxy Statement without charge by calling (800) DIAL-BEN ((800) 342-5236) or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

Table of Contents

Page
General Information	2
Incorporation of Documents by Reference into the SAI	2

General Information

This SAI relates specifically to the proposed reorganization of the Target Funds into the Acquiring Fund. In connection with the Special Joint Meeting of Shareholders of the Target Funds to be held on October 22, 2021 (the “Meeting”), shareholders of each Target Fund will be asked to approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for: (i) the acquisition of substantially all of the assets of the Target Funds by the Acquiring Fund in exchange solely for corresponding shares of the Acquiring Fund, (ii) the pro-rata distribution of such shares to the shareholders of the Target Funds, and (iii) the complete liquidation and dissolution of the Target Funds (the “Transaction”).  Additional information regarding the proposed Transaction is included in the Joint Prospectus/Proxy Statement relating to the Meeting and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

Further information about the Acquiring Fund is contained in the Acquiring Fund’s Statement of Additional Information dated September 1, 2021 , which is incorporated herein by reference. The Acquiring Fund shall be the accounting and performance survivor in the Transaction.  Additionally, there are no material differences in accounting policies of a Target Fund as compared to those of the Acquiring Fund.

A table showing the fees and expenses of the Acquiring Fund and Target Funds and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Transaction is included in the section titled “Annual Operating Expense Table For Class A, Class A1, Class C, Class R6 And Advisor Class Shares Of The Funds And Projected Fees After The Transaction” of the Joint Prospectus/Proxy Statement.

The Reorganization is not expected to result in a material change to a Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund.  Accordingly, a schedule of investments of a Target Fund modified to reflect such change is not included.

Additionally, there are no material differences in accounting policies of a Target Fund as compared to those of the Acquiring Fund.

This SAI incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

Target Funds
1.
Statement of Additional Information dated July 1, 2021 for Franklin Tax-Free Trust, with respect to Franklin Florida Tax-Free Fund (filed via EDGAR on June 25, 2021, Accession No. 0001379491-21-002695).

2.
The audited financial statements and related report of the independent public accounting firm included in the Franklin Tax-Free Trust Annual Report to Shareholders for the fiscal year ended February 28, 2021, with respect to Franklin Florida Tax-Free Income Fund (filed via EDGAR on April 24, 2021, Accession No. 0001727644-21-000082).

3.
Statement of Additional Information dated July 1, 2021 for Franklin Tax-Free Trust, with respect to Franklin Kentucky Tax-Free Fund (filed via EDGAR on June 25, 2021, Accession No. 0001379491-21-002695).

4.
The audited financial statements and related report of the independent public accounting firm included in the Franklin Tax-Free Trust Annual Report to Shareholders for the fiscal year ended February 28, 2021, with respect to Franklin Kentucky Tax-Free Income Fund (filed via EDGAR on April 24, 2021, Accession No. 0001727644-21-000082).

5.
Statement of Additional Information dated October 1, 2020 for Franklin Municipal Securities Trust, with respect to Franklin Tennessee Municipal Bond Fund (filed via EDGAR on September 28, 2020, Accession No. 0001379491-20-004820).

6.
Supplement dated May 14, 2021 to the Statement of Additional Information for Franklin Municipal Securities Trust, with respect to Franklin Tennessee Municipal Bond Fund (filed via EDGAR on May 14, 2021, Accession No. 0001535538-21-000038).

7.
Supplement dated April 28, 2021 to the Statement of Additional Information for Franklin Municipal Securities Trust, with respect to Franklin Tennessee Municipal Bond Fund (filed via EDGAR on April 28, 2021, Accession No. 0000038721-21-000006).

8.
Supplement dated March 8, 2021 to the Statement of Additional Information for Franklin Municipal Securities Trust, with respect to Franklin Tennessee Municipal Bond Fund (filed via EDGAR on March 8, 2021, Accession No. 0001379491-21-000883).

9.
Supplement dated November 5, 2020 to the Statement of Additional Information for Franklin Municipal Securities Trust, with respect to Franklin Tennessee Municipal Bond Fund (filed via EDGAR on November 5, 2020, Accession No. 0001535538-20-000052).

10.
The audited financial statements and related report of the independent public accounting firm included in the Franklin Municipal Securities Trust Annual Report to Shareholders for the fiscal year ended May 31, 2021, with respect to Franklin Tennessee Municipal Bond Fund (filed via EDGAR on July 27, 2021, Accession No. 0001868420-21-000026).

Acquiring Fund
1.	Statement of Additional Information dated September 1, 2021 for Franklin Federal Tax-Free Income Fund (filed via EDGAR on August 26, 2021, Accession No. 0001741773-21-002228).
2.
The audited financial statements and related report of the independent public accounting firm included in the Franklin Federal Tax-Free Income Fund Annual Report to Shareholders for the fiscal year ended April 30, 2021 (filed via EDGAR on June 25, 2021, Accession No. 0001868420-21-000008).

FRANKLIN TEMPLETON

PROXY CARD

MEETING AGENDA on reverse side

VOTER PROFILE:

Voter ID: XXXXXXXXX Security ID: XXXXXXXXXX

Shares to Vote: **confidential** Household ID: 000000000

***please call the phone number to the right for more information*

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Got to the website below and enter your control number or simply use your camera on Your smart phone to scan this QR code.

vote.proxyonline.com/franklin/17484

Vote by Phone:

Call 888-227-9349 for automated touch-tone service or the number below to speak with a representative.

(866) 796-7179 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

FRANKLIN FLORIDA TAX-FREE INCOME FUND

The undersigned hereby revokes all previous proxies for his/her shares of the above named Fund and appoints Alison Baur, Steven J. Gray, Lori A. Weber and Navid J. Tofigh, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Fund that the undersigned is entitled to vote at the Funds' Joint Special Meeting of Shareholders ("Meeting") to be conducted exclusively online via live webcast at 11:00 a.m., Pacific time on October 22, 2021, including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Do you have questions?

If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **(866) 796-7179**. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 22, 2021. The proxy statement and the accompanying Notice of Special Joint Meeting of Shareholders are available at: https://vote.proxyonline.com/Franklin/docs/FundMergers2021.pdf

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

PROXY CARD

FRANKLIN TEMPLETON

MEETING AGENDA on reverse side

VOTER PROFILE:

Voter ID: XXXXXXXX | Security ID: XXXXXXXXX

Shares to Vote: **confidential** | Household ID: 000000000

**please call the phone number to the right for more information

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Got to the website below and enter your control number or simply use your camera on Your smart phone to scan this QR code.

vote.proxyonline.com/franklin/17484

Vote by Phone:

Call 888-227-9349 for automated touch-tone service or the number below to speak with a representative.

(866) 796-7179 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

The undersigned hereby revokes all previous proxies for his/her shares of the above named Fund and appoints Alison Baur, Steven J. Gray, Lori A. Weber and Navid J. Tofigh, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Fund that the undersigned is entitled to vote at the Funds' Joint Special Meeting of Shareholders ("Meeting") to be conducted exclusively online via live webcast at 11:00 a.m., Pacific time on October 22, 2021, including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Do you have questions?

If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **(866) 796-7179**. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 22, 2021. The proxy statement and the accompanying Notice of Special Joint Meeting of Shareholders are available at: https://vote.proxyonline.com/Franklin/docs/FundMergers2021.pdf

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

FRANKLIN TEMPLETON

PROXY CARD

MEETING AGENDA on reverse side

VOTER PROFILE:

Voter ID: XXXXXXXX
Security ID: XXXXXXXXX
Shares to Vote: **confidential**
Household ID: 000000000
**please call the phone number to the right for more information

VOTE REGISTERED TO:

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

VOTER CONTROL NUMBER: XXXX XXXX XXXX

Vote by Internet:

Got to the website below and enter your control number or simply use your camera on Your smart phone to scan this QR code.

vote.proxyonline.com/franklin/17484

Vote by Phone:

Call 888-227-9349 for automated touch-tone service or the number below to speak with a representative.

(866) 796-7179 Toll Free

Vote by Mail:

Complete the reverse side of this proxy card and return it in the envelope provided.

USPS Postage-Paid Envelope

FRANKLIN TENNESSEE MUNICIPAL BOND FUND

The undersigned hereby revokes all previous proxies for his/her shares of the above named Fund and appoints Alison Baur, Steven J. Gray, Lori A. Weber and Navid J. Tofigh, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the Fund that the undersigned is entitled to vote at the Funds' Joint Special Meeting of Shareholders ("Meeting") to be conducted exclusively online via live webcast at 11:00 a.m., Pacific time on October 22, 2021, including any postponements or adjournments thereof, upon the matter set forth on the reverse side and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

Do you have questions?

If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free **(866) 796-7179**. Representatives are available to assist you Monday through Friday, from 9 a.m. to 10 p.m., Eastern time.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL JOINT MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 22, 2021. The proxy statement and the accompanying Notice of Special Joint Meeting of Shareholders are available at: https://vote.proxyonline.com/Franklin/docs/FundMergers2021.pdf

SHAREHOLDER PRIVACY: To ensure your privacy there is no personal information required to view or request proxy materials and/or vote. The control number listed above is a unique identifier created for this proxy and this proxy only. It is not linked to your account number nor can it be used in any other manner other than this proxy.

PART C

OTHER INFORMATION

Item 15. Indemnification
The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, potential party or non-party witness or is threatened to be made a party, potential party or non-party witness to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. Exhibits
(1)	Copies of the charter of the Registrant as now in effect;

(a)
Agreement and Declaration of Trust of Franklin Federal Tax-Free Income Fund, a Delaware Statutory Trust, dated May 18, 2018
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(b)
Certificate of Trust of Franklin Federal Tax-Free Income Fund dated October 18, 2006
Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 27, 2007

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a)
Amended and Restated By-Laws of Franklin Federal Tax-Free Income Fund, a Delaware Statutory Trust effective as of May 18, 2018
Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(b)
Certificate of Amendment of By-Laws of Franklin Federal Tax-Free Income Fund, approving the creation of Co-Secretaries dated January 17, 2019
Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2019

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Agreement and Plan of Reorganization among the Registrant and Franklin Tax-Free Trust on behalf of Franklin Florida Tax-Free Income Fund and Franklin Kentucky Tax-Free Income Fund, and Franklin Municipal Securities Trust on behalf of Franklin Tennessee Municipal Bond Fund, dated July 14, 2021 is filed herewith as Exhibit A to the Prospectus/Proxy Statement

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Articles III (Shares), V (Shareholders’ Voting Powers and Meetings), VI (Net Asset Value; Distributions; Redemptions; Transfers), VIII (Certain Transactions)-Section 4, IX (Amendments), and X (Miscellaneous)-Section 4 of Amended and Restated Agreement and Declaration of Trust of the Registrant
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(b)
Articles II (Meetings of Shareholders), VI (Records and Reports)-Sections 1, 2 and 3, VII (General Matters)-Sections 3, 4, 6, and 7 and VIII (Amendments)-Section 1 of the Amended and Restated By-Laws of the Registrant
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Amended and Restated Investment Management Agreement dated December 29, 2017, between Franklin Federal Tax-Free Income Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(b)
Amendment to Investment Management Agreement dated May 13, 2020, between Franklin Federal Tax-Free Income Fund and Franklin Advisers, Inc.
Filing:  Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2021

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a) Form of Distribution Agreement between the Registrant and Franklin Distributors, LLC, dated July 7, 2021 Filing: Registration Statement on Form N-14 File No. 333-258234 Filing Date: July 28, 2021

(b)
Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010
Filing:  Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2011

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 21, 1997

(b)
Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: June 23, 1998

(c)
Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: December 22, 1998

(d)
Amendment dated January 29, 2021 and to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2021

(e)
Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 21, 1997

(f)
Amendment dated January 29, 2021 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2021

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)
Amended and Restated Class A Distribution Plan pursuant to Rule 12b−1 between Registrant and Franklin/Templeton Distributors, Inc. dated September 10, 2018
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(b)
Amended and Restated Class A1 Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated September 10, 2018
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(c)
Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant and Franklin/Templeton Distributors, Inc. dated July 9, 2009
Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 27, 2010

(d)
Amendment to Class A, A1 and C Distribution Plans dated May 13, 2020 between the Registrant and Franklin/Templeton Distributors, Inc.
Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2021

(e)
Amended Multiple Class Plan on behalf of Franklin Tax-Free Income Fund dated March 1, 2019
Filing:  Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 26, 2019

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

	(a)	Legal Opinion dated July 28, 2021 Filing: Registration Statement on Form N-14

File No. 333-258234 Filing Date: July 28, 2021

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by Post-Effective Amendment pursuant to the undertaking in Item 17(c) below.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Amended and Restated Subcontract for Fund Administration Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date:  August 27, 2012

(b)
Amended and Restated Transfer Agent and Shareholder Services Agreement between Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017
Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A
File No. 002-60470
Filing Date: January 24, 2018

(c)
Fund Services Agreement between Franklin Templeton Services on behalf of the Registrant and JP Morgan Chase Bank, N.A. dated January 22, 2020
Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2021

(d)
Amendment to the Fund Services Agreement between Franklin Templeton Services on behalf of the Registrant and JP Morgan Chase Bank, N.A. dated January 22, 2020
Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A
File No. 002-75925
Filing Date: August 26, 2020

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

	(a)	Consent of Independent Registered Public Accounting Firm, filed herewith

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Power of Attorney dated July 22, 2021 Filing: Registration Statement on Form N-14 File No. 333-258234 Filing Date: July 28, 2021

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated August 16, 2021 Filing: Post-Effective Amendment No. 60 to Registration Statement on Form N-1A File No. 002-75925 Filing Date: August 26, 2021

Item 17. Undertakings
(a)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of San Mateo and the State of California, on the 1st day of September 2021.

FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Registrant)

By:	/s/ Steven J. Gray
Steven J. Gray
Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ SONAL DESAI	Chief Executive Officer – Investment Management
Sonal Desai	Dated: September 1, 2021

/s/ MATTHEW T. HINKLE	Chief Executive Officer – Finance and Administration
Matthew T. Hinkle	Dated: September 1, 2021

/s/ ROBERT G. KUBILIS	Chief Financial Officer and Chief Accounting Officer
Robert G. Kubilis	Dated: September 1, 2021

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: September 1, 2021

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: September 1, 2021

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: September 1, 2021

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: September 1, 2021

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: September 1, 2021

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 1, 2021

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: September 1, 2021

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: September 1, 2021

VALERIE WILLIAMS*	Trustee
Valerie Williams	Dated: September 1, 2021

*By:	/s/ Steven J. Gray
Steven J. Gray,
Attorney-in-Fact (Pursuant to Power of Attorney previously filed)

FRANKLIN FEDERAL TAX-FREE INCOME FUND
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
EX−99.(14)(a)	Consent of Independent Registered Public Accounting Firm